SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2026
Date of reporting period: May 31, 2026

Item 1. Report to Shareowners

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$114	0.90%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, the Amana Developing World Fund Institutional Shares returned 53.28%, outperforming the Fund’s primary benchmark the Bloomberg Emerging Markets Large, Mid & Small Cap Index, which returned 45.91%. For the five years ended May 31, the Investor Shares has an annualized return of 8.84%, versus 6.79% for the primary benchmark. The Amana Developing World Fund’s gross expense ratio was 0.98% for the Institutional Shares. The Fund’s total net assets stood at $210.62 million, up 56% during the fiscal year. The Fund continues to have a low turnover rate at 14% during the most recent fiscal year, consistent with our overall strategy of investing in companies with long-term growth potential.

Fiscal 2026 was a strong year for emerging markets, outpacing the S&P 500 Index 29.78% return. The defining force was artificial intelligence (AI). Surging demand for advanced semiconductors made Taiwan and South Korea, now nearly half the index, the standout performers. The Fund’s positioning across the AI supply chain was an important driver of its results, helping the Fund outperform its benchmark by roughly seven percentage points.

Returns elsewhere were positive but uneven. Chinese equities advanced, though we remain on the sidelines, concerned about governance in the country. India stayed the fastest-growing major economy, with gross domestic product up an estimated 7.4%, yet its equities lagged amid elevated valuations. Emerging market equities have re-rated but still trade at a meaningful discount to developed markets and we continue to see value in the diversification these markets present.

Fund Performance

Table Summary
	Amana Developing World Fund Institutional Shares	MSCI Emerging Markets Index	Bloomberg Emerging Markets Large, Mid & Small
5/31/2016	10,000	10,000	10,000
6/30/2016	10,244	10,400	10,378
7/31/2016	10,445	10,923	10,917
8/31/2016	10,520	11,194	11,164
9/30/2016	10,424	11,338	11,266
10/31/2016	10,127	11,365	11,275
11/30/2016	9,512	10,842	10,821
12/31/2016	9,446	10,866	10,875
1/31/2017	9,734	11,461	11,441
2/28/2017	9,926	11,812	11,837
3/31/2017	10,119	12,110	12,147
4/30/2017	10,397	12,375	12,380
5/31/2017	10,674	12,741	12,679
6/30/2017	10,685	12,869	12,806
7/31/2017	11,006	13,636	13,494
8/31/2017	11,016	13,940	13,781
9/30/2017	11,091	13,885	13,720
10/31/2017	10,995	14,372	14,155
11/30/2017	11,145	14,401	14,216
12/31/2017	11,496	14,917	14,738
1/31/2018	11,678	16,161	15,884
2/28/2018	11,314	15,415	15,184
3/31/2018	11,239	15,129	14,966
4/30/2018	11,164	15,062	14,970
5/31/2018	10,800	14,528	14,519
6/30/2018	10,489	13,925	13,906
7/31/2018	10,671	14,231	14,231
8/31/2018	10,510	13,846	13,871
9/30/2018	10,285	13,772	13,685
10/31/2018	9,621	12,573	12,563
11/30/2018	9,975	13,091	13,112
12/31/2018	9,722	12,744	12,829
1/31/2019	10,434	13,860	13,785
2/28/2019	10,369	13,891	13,824
3/31/2019	10,477	14,008	14,055
4/30/2019	10,714	14,303	14,259
5/31/2019	10,089	13,265	13,335
6/30/2019	10,757	14,093	14,089
7/31/2019	10,768	13,920	13,960
8/31/2019	10,542	13,242	13,347
9/30/2019	10,703	13,495	13,605
10/31/2019	10,973	14,064	14,137
11/30/2019	10,962	14,044	14,104
12/31/2019	11,542	15,092	15,128
1/31/2020	11,314	14,388	14,602
2/29/2020	10,870	13,630	13,882
3/31/2020	9,526	11,530	11,721
4/30/2020	10,198	12,586	12,783
5/31/2020	10,512	12,683	12,939
6/30/2020	11,174	13,615	13,955
7/31/2020	11,694	14,832	15,367
8/31/2020	11,835	15,160	15,812
9/30/2020	11,737	14,917	15,452
10/31/2020	11,976	15,224	15,772
11/30/2020	13,027	16,632	17,264
12/31/2020	14,035	17,855	18,470
1/31/2021	14,295	18,402	18,967
2/28/2021	14,555	18,543	19,150
3/31/2021	14,425	18,263	18,810
4/30/2021	14,783	18,718	19,403
5/31/2021	14,923	19,152	20,012
6/30/2021	15,010	19,185	20,061
7/31/2021	14,631	17,893	18,986
8/31/2021	15,010	18,362	19,450
9/30/2021	14,425	17,632	18,923
10/31/2021	14,739	17,806	19,101
11/30/2021	14,793	17,080	18,588
12/31/2021	15,089	17,401	18,959
1/31/2022	14,176	17,072	18,292
2/28/2022	13,989	16,561	17,959
3/31/2022	13,791	16,187	17,403
4/30/2022	13,130	15,287	16,391
5/31/2022	13,097	15,354	16,454
6/30/2022	12,162	14,334	15,575
7/31/2022	12,613	14,299	15,609
8/31/2022	12,250	14,358	15,667
9/30/2022	11,358	12,675	14,012
10/31/2022	11,600	12,281	13,620
11/30/2022	12,778	14,103	15,266
12/31/2022	12,458	13,905	15,106
1/31/2023	13,327	15,003	16,186
2/28/2023	12,770	14,030	15,328
3/31/2023	13,260	14,455	15,673
4/30/2023	13,093	14,291	15,566
5/31/2023	13,082	14,051	15,293
6/30/2023	13,472	14,585	15,823
7/31/2023	13,996	15,492	16,736
8/31/2023	13,494	14,538	15,893
9/30/2023	12,971	14,158	15,531
10/31/2023	12,503	13,608	14,938
11/30/2023	13,350	14,697	16,041
12/31/2023	14,126	15,271	16,603
1/31/2024	13,901	14,562	15,802
2/29/2024	14,419	15,255	16,569
3/31/2024	14,869	15,633	16,844
4/30/2024	14,441	15,703	17,030
5/31/2024	15,038	15,792	17,075
6/30/2024	15,489	16,415	17,529
7/31/2024	15,703	16,463	17,624
8/31/2024	15,962	16,729	17,825
9/30/2024	16,266	17,846	19,239
10/31/2024	15,602	17,053	18,454
11/30/2024	15,309	16,440	17,916
12/31/2024	15,146	16,417	17,844
1/31/2025	15,134	16,711	17,938
2/28/2025	14,726	16,792	17,989
3/31/2025	14,487	16,898	18,134
4/30/2025	14,669	17,120	18,276
5/31/2025	14,873	17,850	19,049
6/30/2025	15,543	18,924	20,057
7/31/2025	15,532	19,293	20,452
8/31/2025	16,043	19,540	21,117
9/30/2025	16,860	20,938	22,327
10/31/2025	17,587	21,813	22,956
11/30/2025	17,575	21,291	22,453
12/31/2025	18,212	21,928	23,057
1/31/2026	19,966	23,869	24,843
2/28/2026	21,218	25,181	26,056
3/31/2026	19,498	21,892	22,945
4/30/2026	21,545	25,112	25,975
5/31/2026	22,966	27,545	27,793

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	53.27%	8.84%	8.59%
Bloomberg Emerging Markets Large, Mid & Small	45.91%	6.79%	10.76%
MSCI Emerging Markets Index	55.15%	8.03%	11.12%

Key Fund Statistics

Table Summary
Total Net Assets	$210,616,957
# of Portfolio Holdings	35
Advisory Fees Paid	$1,309,333
Portfolio Turnover Rate	14%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-developing-world for more recent performance information.

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Delta Electronics	8.0%
Samsung Electronics	7.0%
Jabil	4.9%
Taiwan Semiconductor ADR	4.6%
Quimica y Minera Chile ADR	4.5%
Qualcomm	4.4%
Barrick Mining Corporation	4.2%
Antofagasta	3.9%
Rio Tinto ADR	3.8%
Monolithic Power Systems	3.7%

Geographic Weightings

% of Total Net Assets

Table Summary
Taiwan	17.6%
United States	13.5%
South Korea	8.4%
China	7.5%
India	7.2%
United Kingdom	6.3%
Malaysia	5.7%
Saudi Arabia	4.6%
Chile	4.5%
Turkey	3.7%
Other Countries	16.1%
Other Assets (net of liabilities)	4.9%

Industry Weightings

% of Total Net Assets

Table Summary
Communications Equipment	8.6%
Semiconductor Manufacturing	8.2%
Semiconductor Devices	8.1%
Electronics Components	8.0%
Personal Care Products	6.3%
Health Care Facilities	6.0%
Electronic Manufacturing Services & Original Design Manufacturer	4.9%
Food & Drug Stores	4.6%
Agricultural Chemicals	4.5%
Base Metals	4.3%
Other Industries	31.6%
Other Assets (net of liabilities)	4.9%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$142	1.12%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, the Amana Developing World Fund Investor Shares returned 52.89%, outperforming the Fund’s primary benchmark the Bloomberg Emerging Markets Large, Mid & Small Cap Index, which returned 45.91%. For the five years ended May 31, the Investor Shares has an annualized return of 8.61%, versus 6.79% for the primary benchmark. The Amana Developing World Fund’s gross expense ratio was 1.20% for the Investor Shares. The Fund’s total net assets stood at $210.62 million, up 56% during the fiscal year. The Fund continues to have a low turnover rate at 14% during the most recent fiscal year, consistent with our overall strategy of investing in companies with long-term growth potential.

Fiscal 2026 was a strong year for emerging markets, outpacing the S&P 500 Index 29.78% return. The defining force was artificial intelligence (AI). Surging demand for advanced semiconductors made Taiwan and South Korea, now nearly half the index, the standout performers. The Fund’s positioning across the AI supply chain was an important driver of its results, helping the Fund outperform its benchmark by roughly seven percentage points.

Returns elsewhere were positive but uneven. Chinese equities advanced, though we remain on the sidelines, concerned about governance in the country. India stayed the fastest-growing major economy, with gross domestic product up an estimated 7.4%, yet its equities lagged amid elevated valuations. Emerging market equities have re-rated but still trade at a meaningful discount to developed markets and we continue to see value in the diversification these markets present.

Fund Performance

Table Summary
	Amana Developing World Fund Investor Shares	MSCI Emerging Markets Index	Bloomberg Emerging Markets Large, Mid & Small
5/31/2016	10,000	10,000	10,000
6/30/2016	10,256	10,400	10,378
7/31/2016	10,448	10,923	10,917
8/31/2016	10,512	11,194	11,164
9/30/2016	10,416	11,338	11,266
10/31/2016	10,117	11,365	11,275
11/30/2016	9,499	10,842	10,821
12/31/2016	9,440	10,866	10,875
1/31/2017	9,729	11,461	11,441
2/28/2017	9,921	11,812	11,837
3/31/2017	10,114	12,110	12,147
4/30/2017	10,392	12,375	12,380
5/31/2017	10,670	12,741	12,679
6/30/2017	10,670	12,869	12,806
7/31/2017	10,990	13,636	13,494
8/31/2017	11,001	13,940	13,781
9/30/2017	11,065	13,885	13,720
10/31/2017	10,969	14,372	14,155
11/30/2017	11,119	14,401	14,216
12/31/2017	11,460	14,917	14,738
1/31/2018	11,642	16,161	15,884
2/28/2018	11,288	15,415	15,184
3/31/2018	11,203	15,129	14,966
4/30/2018	11,128	15,062	14,970
5/31/2018	10,763	14,528	14,519
6/30/2018	10,453	13,925	13,906
7/31/2018	10,635	14,231	14,231
8/31/2018	10,474	13,846	13,871
9/30/2018	10,249	13,772	13,685
10/31/2018	9,585	12,573	12,563
11/30/2018	9,939	13,091	13,112
12/31/2018	9,677	12,744	12,829
1/31/2019	10,387	13,860	13,785
2/28/2019	10,323	13,891	13,824
3/31/2019	10,430	14,008	14,055
4/30/2019	10,667	14,303	14,259
5/31/2019	10,043	13,265	13,335
6/30/2019	10,699	14,093	14,089
7/31/2019	10,721	13,920	13,960
8/31/2019	10,484	13,242	13,347
9/30/2019	10,635	13,495	13,605
10/31/2019	10,915	14,064	14,137
11/30/2019	10,904	14,044	14,104
12/31/2019	11,484	15,092	15,128
1/31/2020	11,257	14,388	14,602
2/29/2020	10,803	13,630	13,882
3/31/2020	9,475	11,530	11,721
4/30/2020	10,134	12,586	12,783
5/31/2020	10,447	12,683	12,939
6/30/2020	11,106	13,615	13,955
7/31/2020	11,614	14,832	15,367
8/31/2020	11,754	15,160	15,812
9/30/2020	11,657	14,917	15,452
10/31/2020	11,894	15,224	15,772
11/30/2020	12,932	16,632	17,264
12/31/2020	13,925	17,855	18,470
1/31/2021	14,185	18,402	18,967
2/28/2021	14,444	18,543	19,150
3/31/2021	14,314	18,263	18,810
4/30/2021	14,660	18,718	19,403
5/31/2021	14,801	19,152	20,012
6/30/2021	14,876	19,185	20,061
7/31/2021	14,509	17,893	18,986
8/31/2021	14,876	18,362	19,450
9/30/2021	14,293	17,632	18,923
10/31/2021	14,606	17,806	19,101
11/30/2021	14,660	17,080	18,588
12/31/2021	14,944	17,401	18,959
1/31/2022	14,037	17,072	18,292
2/28/2022	13,851	16,561	17,959
3/31/2022	13,654	16,187	17,403
4/30/2022	12,998	15,287	16,391
5/31/2022	12,954	15,354	16,454
6/30/2022	12,036	14,334	15,575
7/31/2022	12,473	14,299	15,609
8/31/2022	12,113	14,358	15,667
9/30/2022	11,227	12,675	14,012
10/31/2022	11,468	12,281	13,620
11/30/2022	12,626	14,103	15,266
12/31/2022	12,315	13,905	15,106
1/31/2023	13,166	15,003	16,186
2/28/2023	12,613	14,030	15,328
3/31/2023	13,088	14,455	15,673
4/30/2023	12,934	14,291	15,566
5/31/2023	12,923	14,051	15,293
6/30/2023	13,298	14,585	15,823
7/31/2023	13,828	15,492	16,736
8/31/2023	13,320	14,538	15,893
9/30/2023	12,812	14,158	15,531
10/31/2023	12,337	13,608	14,938
11/30/2023	13,166	14,697	16,041
12/31/2023	13,946	15,271	16,603
1/31/2024	13,712	14,562	15,802
2/29/2024	14,225	15,255	16,569
3/31/2024	14,659	15,633	16,844
4/30/2024	14,236	15,703	17,030
5/31/2024	14,815	15,792	17,075
6/30/2024	15,261	16,415	17,529
7/31/2024	15,473	16,463	17,624
8/31/2024	15,718	16,729	17,825
9/30/2024	16,019	17,846	19,239
10/31/2024	15,362	17,053	18,454
11/30/2024	15,072	16,440	17,916
12/31/2024	14,913	16,417	17,844
1/31/2025	14,890	16,711	17,938
2/28/2025	14,498	16,792	17,989
3/31/2025	14,251	16,898	18,134
4/30/2025	14,430	17,120	18,276
5/31/2025	14,632	17,850	19,049
6/30/2025	15,283	18,924	20,057
7/31/2025	15,271	19,293	20,452
8/31/2025	15,765	19,540	21,117
9/30/2025	16,572	20,938	22,327
10/31/2025	17,278	21,813	22,956
11/30/2025	17,267	21,291	22,453
12/31/2025	17,886	21,928	23,057
1/31/2026	19,604	23,869	24,843
2/28/2026	20,838	25,181	26,056
3/31/2026	19,143	21,892	22,945
4/30/2026	21,161	25,112	25,975
5/31/2026	22,372	27,545	27,793

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	52.89%	8.61%	8.39%
Bloomberg Emerging Markets Large, Mid & Small	45.91%	6.79%	10.76%
MSCI Emerging Markets Index	55.15%	8.03%	11.12%

Key Fund Statistics

Table Summary
Total Net Assets	$210,616,957
# of Portfolio Holdings	35
Advisory Fees Paid	$1,309,333
Portfolio Turnover Rate	14%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-developing-world for more recent performance information.

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Delta Electronics	8.0%
Samsung Electronics	7.0%
Jabil	4.9%
Taiwan Semiconductor ADR	4.6%
Quimica y Minera Chile ADR	4.5%
Qualcomm	4.4%
Barrick Mining Corporation	4.2%
Antofagasta	3.9%
Rio Tinto ADR	3.8%
Monolithic Power Systems	3.7%

Geographic Weightings

% of Total Net Assets

Table Summary
Taiwan	17.6%
United States	13.5%
South Korea	8.4%
China	7.5%
India	7.2%
United Kingdom	6.3%
Malaysia	5.7%
Saudi Arabia	4.6%
Chile	4.5%
Turkey	3.7%
Other Countries	16.1%
Other Assets (net of liabilities)	4.9%

Industry Weightings

% of Total Net Assets

Table Summary
Communications Equipment	8.6%
Semiconductor Manufacturing	8.2%
Semiconductor Devices	8.1%
Electronics Components	8.0%
Personal Care Products	6.3%
Health Care Facilities	6.0%
Electronic Manufacturing Services & Original Design Manufacturer	4.9%
Food & Drug Stores	4.6%
Agricultural Chemicals	4.5%
Base Metals	4.3%
Other Industries	31.6%
Other Assets (net of liabilities)	4.9%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$71	0.60%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, the Amana Growth Fund Institutional Shares returned 36.70% (versus 5.42% for the fiscal year ended May 31, 2025). The Institutional Shares’ fiscal year performance exceeded the Bloomberg US Large Cap Index which returned 29.61%, and the S&P 500 Index which returned 29.78%. The Fund's total net assets increased 28.37% during the fiscal year. For the 10-year period ended May 31, 2026, the Institutional Shares provided an annualized return of 17.84%. Since the Fund's inception on September 25, 2013, the Institutional Shares provided an annualized return of 16.13%.

Stock selection was strong, especially in the Industrial, Information Technology, and Communications sectors. While the artificial intelligence trade remained dominant, it broadened to include adjacent companies, which benefited several of our holdings.

Middle East conflict and increased oil prices have spurred higher inflation. Core inflation has not been as affected but remains above the Federal Reserve’s 2% target. High inflation, the potential for higher interest rates and stretched market valuations create uncertainty.

Fund Performance

Table Summary
	Amana Growth Fund Institutional Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
5/31/2016	10,000	10,000	10,000	10,000
6/30/2016	10,006	10,026	10,029	10,003
7/31/2016	10,441	10,396	10,407	10,439
8/31/2016	10,374	10,410	10,421	10,392
9/30/2016	10,371	10,412	10,433	10,428
10/31/2016	10,033	10,222	10,243	10,161
11/30/2016	10,157	10,601	10,610	10,325
12/31/2016	10,352	10,810	10,815	10,438
1/31/2017	10,685	11,015	11,035	10,786
2/28/2017	11,180	11,453	11,474	11,217
3/31/2017	11,324	11,466	11,488	11,335
4/30/2017	11,568	11,584	11,618	11,608
5/31/2017	11,867	11,747	11,791	11,917
6/30/2017	11,833	11,820	11,862	11,902
7/31/2017	12,012	12,063	12,104	12,187
8/31/2017	12,283	12,100	12,142	12,322
9/30/2017	12,514	12,350	12,388	12,456
10/31/2017	12,888	12,638	12,682	12,882
11/30/2017	13,321	13,026	13,060	13,225
12/31/2017	13,384	13,170	13,205	13,301
1/31/2018	14,129	13,924	13,970	14,190
2/28/2018	13,686	13,411	13,461	13,807
3/31/2018	13,571	13,070	13,117	13,475
4/30/2018	13,342	13,121	13,165	13,517
5/31/2018	13,888	13,436	13,487	14,074
6/30/2018	13,896	13,519	13,574	14,176
7/31/2018	14,595	14,022	14,065	14,599
8/31/2018	15,393	14,479	14,526	15,297
9/30/2018	15,668	14,562	14,600	15,394
10/31/2018	14,576	13,566	13,587	14,113
11/30/2018	14,862	13,843	13,873	14,362
12/31/2018	13,742	12,593	12,627	13,152
1/31/2019	14,759	13,602	13,654	14,289
2/28/2019	15,629	14,039	14,107	14,852
3/31/2019	16,152	14,312	14,374	15,271
4/30/2019	16,730	14,891	14,957	15,900
5/31/2019	15,629	13,945	14,027	15,050
6/30/2019	16,714	14,928	15,002	16,065
7/31/2019	16,793	15,142	15,244	16,360
8/31/2019	16,813	14,902	15,006	16,256
9/30/2019	16,872	15,181	15,255	16,233
10/31/2019	17,185	15,510	15,587	16,577
11/30/2019	17,735	16,073	16,163	17,244
12/31/2019	18,332	16,558	16,638	17,724
1/31/2020	18,295	16,551	16,698	18,159
2/29/2020	17,281	15,189	15,348	16,907
3/31/2020	15,836	13,313	13,471	15,201
4/30/2020	17,559	15,020	15,227	17,360
5/31/2020	18,664	15,735	16,018	18,480
6/30/2020	19,429	16,048	16,370	19,148
7/31/2020	20,775	16,953	17,313	20,519
8/31/2020	22,183	18,171	18,635	22,370
9/30/2020	21,626	17,481	17,941	21,475
10/31/2020	20,759	17,016	17,454	20,864
11/30/2020	23,067	18,879	19,463	23,060
12/31/2020	24,416	19,604	20,233	24,075
1/31/2021	24,278	19,407	20,060	23,841
2/28/2021	24,572	19,942	20,566	24,110
3/31/2021	25,307	20,815	21,350	24,661
4/30/2021	26,336	21,926	22,503	26,199
5/31/2021	26,596	22,079	22,601	25,925
6/30/2021	27,832	22,594	23,255	27,238
7/31/2021	29,125	23,131	23,816	28,077
8/31/2021	30,380	23,835	24,524	29,037
9/30/2021	28,118	22,726	23,381	27,476
10/31/2021	30,341	24,318	25,049	29,719
11/30/2021	31,037	24,150	24,804	29,583
12/31/2021	32,185	25,232	25,761	30,355
1/31/2022	29,640	23,926	24,307	27,775
2/28/2022	28,259	23,210	23,550	26,667
3/31/2022	28,817	24,072	24,371	27,651
4/30/2022	26,625	21,973	22,135	24,546
5/31/2022	26,490	22,013	22,077	23,960
6/30/2022	24,643	20,196	20,288	22,110
7/31/2022	26,900	22,058	22,166	24,720
8/31/2022	25,728	21,158	21,302	23,532
9/30/2022	23,318	19,210	19,326	21,326
10/31/2022	25,314	20,765	20,849	22,502
11/30/2022	27,292	21,925	21,958	23,608
12/31/2022	25,998	20,662	20,667	22,016
1/31/2023	27,369	21,961	21,995	23,689
2/28/2023	26,496	21,425	21,479	23,284
3/31/2023	28,021	22,211	22,292	24,667
4/30/2023	28,134	22,558	22,594	24,926
5/31/2023	28,369	22,656	22,780	25,737
6/30/2023	30,088	24,153	24,280	27,486
7/31/2023	30,432	24,929	25,102	28,308
8/31/2023	30,305	24,532	24,685	27,968
9/30/2023	28,785	23,362	23,543	26,438
10/31/2023	28,450	22,871	23,037	25,850
11/30/2023	31,165	24,960	25,205	28,611
12/31/2023	32,754	26,094	26,362	29,967
1/31/2024	33,826	26,532	26,787	30,541
2/29/2024	35,600	27,949	28,239	32,541
3/31/2024	36,243	28,848	29,105	33,186
4/30/2024	34,834	27,670	27,925	31,746
5/31/2024	35,842	29,042	29,259	33,479
6/30/2024	37,985	30,084	30,351	35,240
7/31/2024	37,356	30,450	30,685	35,202
8/31/2024	38,583	31,189	31,429	36,003
9/30/2024	38,670	31,855	32,102	36,957
10/31/2024	37,242	31,566	31,860	36,655
11/30/2024	38,569	33,419	33,827	39,048
12/31/2024	38,002	32,622	33,006	38,620
1/31/2025	38,353	33,531	34,006	39,661
2/28/2025	37,617	33,093	33,475	38,439
3/31/2025	34,866	31,229	31,512	35,624
4/30/2025	35,236	31,017	31,369	35,988
5/31/2025	37,784	32,969	33,407	38,843
6/30/2025	39,776	34,646	35,162	41,054
7/31/2025	40,274	35,424	35,964	42,341
8/31/2025	40,768	36,142	36,652	42,863
9/30/2025	43,600	37,461	38,022	44,747
10/31/2025	45,560	38,338	38,941	46,153
11/30/2025	45,541	38,432	38,958	45,726
12/31/2025	44,801	38,455	38,956	45,546
1/31/2026	45,904	39,013	39,418	45,513
2/28/2026	46,446	38,717	39,063	44,491
3/31/2026	43,385	36,789	37,135	42,051
4/30/2026	49,117	40,649	41,050	47,307
5/31/2026	51,651	42,788	43,299	50,452

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	36.70%	14.20%	17.84%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

Key Fund Statistics

Table Summary
Total Net Assets	$6,768,596,317
# of Portfolio Holdings	31
Advisory Fees Paid	$33,998,135
Portfolio Turnover Rate	12%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-growth for more recent performance information.

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Apple	7.6%
Alphabet, Class A	7.6%
Taiwan Semiconductor ADR	7.3%
Broadcom	7.3%
ASML Holding NY	7.1%
Nvidia	6.6%
Microsoft	4.9%
Eli Lilly	4.6%
Johnson Controls International	4.0%
Advanced Micro Devices	3.8%

Geographic Weightings

% of Total Net Assets

Table Summary
United States	66.8%
Taiwan	7.3%
Netherlands	7.1%
United Kingdom	3.7%
Italy	3.0%
Ireland	2.6%
Japan	2.2%
France	1.9%
Denmark	1.1%
Canada	0.5%

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	17.7%
Semiconductor Manufacturing	14.4%
Communications Equipment	11.5%
Large Pharma	10.3%
Infrastructure Software	8.9%
Internet Media & Services	7.6%
Commercial & Residential Building Equipment & Systems	6.6%
Medical Devices	3.1%
Fabricated Metal & Hardware	3.0%
Specialty Apparel Stores	2.6%
Other Industries	10.5%
Other Assets (net of liabilities)	3.8%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$100	0.85%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, the Amana Growth Fund Investor Shares returned 36.38% (versus 5.17% for the fiscal year ended May 31, 2025). The Investor Shares’ fiscal year performance exceeded the Bloomberg US Large Cap Index which returned 29.61%, and the S&P 500 Index which returned 29.78%. Income is not a Fund investment objective and the Investor Shares did not pay a dividend or distribute capital gains. The Fund's total net assets increased 28.37% during the fiscal year. For the 15-year period ended May 31, 2026, the Investor Shares provided an annualized return of 14.45%. Since the Fund's inception on February 3, 1994, the Investor Shares provided an annualized return of 12.40%.

Stock selection was strong, especially in the Industrial, Information Technology, and Communications sectors. While the artificial intelligence trade remained dominant, it broadened to include adjacent companies, which benefited several of our holdings.

Middle East conflict and increased oil prices have spurred higher inflation. Core inflation has not been as affected but remains above the Federal Reserve’s 2% target. High inflation, the potential for higher interest rates and stretched market valuations create uncertainty.

Fund Performance

Table Summary
	Amana Growth Fund Investor Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Growth Total Return Index
5/31/2016	10,000	10,000	10,000	10,000
6/30/2016	10,003	10,026	10,029	10,003
7/31/2016	10,436	10,396	10,407	10,439
8/31/2016	10,366	10,410	10,421	10,392
9/30/2016	10,363	10,412	10,433	10,428
10/31/2016	10,021	10,222	10,243	10,161
11/30/2016	10,145	10,601	10,610	10,325
12/31/2016	10,338	10,810	10,815	10,438
1/31/2017	10,669	11,015	11,035	10,786
2/28/2017	11,164	11,453	11,474	11,217
3/31/2017	11,305	11,466	11,488	11,335
4/30/2017	11,549	11,584	11,618	11,608
5/31/2017	11,838	11,747	11,791	11,917
6/30/2017	11,804	11,820	11,862	11,902
7/31/2017	11,979	12,063	12,104	12,187
8/31/2017	12,247	12,100	12,142	12,322
9/30/2017	12,474	12,350	12,388	12,456
10/31/2017	12,846	12,638	12,682	12,882
11/30/2017	13,276	13,026	13,060	13,225
12/31/2017	13,334	13,170	13,205	13,301
1/31/2018	14,074	13,924	13,970	14,190
2/28/2018	13,628	13,411	13,461	13,807
3/31/2018	13,514	13,070	13,117	13,475
4/30/2018	13,281	13,121	13,165	13,517
5/31/2018	13,822	13,436	13,487	14,074
6/30/2018	13,826	13,519	13,574	14,176
7/31/2018	14,520	14,022	14,065	14,599
8/31/2018	15,314	14,479	14,526	15,297
9/30/2018	15,585	14,562	14,600	15,394
10/31/2018	14,494	13,566	13,587	14,113
11/30/2018	14,776	13,843	13,873	14,362
12/31/2018	13,660	12,593	12,627	13,152
1/31/2019	14,666	13,602	13,654	14,289
2/28/2019	15,527	14,039	14,107	14,852
3/31/2019	16,044	14,312	14,374	15,271
4/30/2019	16,617	14,891	14,957	15,900
5/31/2019	15,519	13,945	14,027	15,050
6/30/2019	16,593	14,928	15,002	16,065
7/31/2019	16,672	15,142	15,244	16,360
8/31/2019	16,684	14,902	15,006	16,256
9/30/2019	16,743	15,181	15,255	16,233
10/31/2019	17,047	15,510	15,587	16,577
11/30/2019	17,592	16,073	16,163	17,244
12/31/2019	18,178	16,558	16,638	17,724
1/31/2020	18,141	16,551	16,698	18,159
2/29/2020	17,131	15,189	15,348	16,907
3/31/2020	15,693	13,313	13,471	15,201
4/30/2020	17,400	15,020	15,227	17,360
5/31/2020	18,487	15,735	16,018	18,480
6/30/2020	19,245	16,048	16,370	19,148
7/31/2020	20,573	16,953	17,313	20,519
8/31/2020	21,961	18,171	18,635	22,370
9/30/2020	21,408	17,481	17,941	21,475
10/31/2020	20,540	17,016	17,454	20,864
11/30/2020	22,825	18,879	19,463	23,060
12/31/2020	24,150	19,604	20,233	24,075
1/31/2021	24,013	19,407	20,060	23,841
2/28/2021	24,301	19,942	20,566	24,110
3/31/2021	25,023	20,815	21,350	24,661
4/30/2021	26,032	21,926	22,503	26,199
5/31/2021	26,281	22,079	22,601	25,925
6/30/2021	27,502	22,594	23,255	27,238
7/31/2021	28,773	23,131	23,816	28,077
8/31/2021	30,002	23,835	24,524	29,037
9/30/2021	27,764	22,726	23,381	27,476
10/31/2021	29,955	24,318	25,049	29,719
11/30/2021	30,634	24,150	24,804	29,583
12/31/2021	31,764	25,232	25,761	30,355
1/31/2022	29,242	23,926	24,307	27,775
2/28/2022	27,877	23,210	23,550	26,667
3/31/2022	28,417	24,072	24,371	27,651
4/30/2022	26,253	21,973	22,135	24,546
5/31/2022	26,119	22,013	22,077	23,960
6/30/2022	24,292	20,196	20,288	22,110
7/31/2022	26,512	22,058	22,166	24,720
8/31/2022	25,346	21,158	21,302	23,532
9/30/2022	22,970	19,210	19,326	21,326
10/31/2022	24,931	20,765	20,849	22,502
11/30/2022	26,875	21,925	21,958	23,608
12/31/2022	25,598	20,662	20,667	22,016
1/31/2023	26,940	21,961	21,995	23,689
2/28/2023	26,072	21,425	21,479	23,284
3/31/2023	27,566	22,211	22,292	24,667
4/30/2023	27,674	22,558	22,594	24,926
5/31/2023	27,902	22,656	22,780	25,737
6/30/2023	29,589	24,153	24,280	27,486
7/31/2023	29,915	24,929	25,102	28,308
8/31/2023	29,790	24,532	24,685	27,968
9/30/2023	28,287	23,362	23,543	26,438
10/31/2023	27,956	22,871	23,037	25,850
11/30/2023	30,613	24,960	25,205	28,611
12/31/2023	32,165	26,094	26,362	29,967
1/31/2024	33,214	26,532	26,787	30,541
2/29/2024	34,948	27,949	28,239	32,541
3/31/2024	35,574	28,848	29,105	33,186
4/30/2024	34,183	27,670	27,925	31,746
5/31/2024	35,164	29,042	29,259	33,479
6/30/2024	37,258	30,084	30,351	35,240
7/31/2024	36,632	30,450	30,685	35,202
8/31/2024	37,835	31,189	31,429	36,003
9/30/2024	37,911	31,855	32,102	36,957
10/31/2024	36,502	31,566	31,860	36,655
11/30/2024	37,794	33,419	33,827	39,048
12/31/2024	37,230	32,622	33,006	38,620
1/31/2025	37,567	33,531	34,006	39,661
2/28/2025	36,841	33,093	33,475	38,439
3/31/2025	34,145	31,229	31,512	35,624
4/30/2025	34,496	31,017	31,369	35,988
5/31/2025	36,981	32,969	33,407	38,843
6/30/2025	38,924	34,646	35,162	41,054
7/31/2025	39,406	35,424	35,964	42,341
8/31/2025	39,879	36,142	36,652	42,863
9/30/2025	42,641	37,461	38,022	44,747
10/31/2025	44,551	38,338	38,941	46,153
11/30/2025	44,518	38,432	38,958	45,726
12/31/2025	43,788	38,455	38,956	45,546
1/31/2026	44,860	39,013	39,418	45,513
2/28/2026	45,379	38,717	39,063	44,491
3/31/2026	42,379	36,789	37,135	42,051
4/30/2026	47,968	40,649	41,050	47,307
5/31/2026	50,435	42,788	43,299	50,452

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	36.38%	13.92%	17.56%
Bloomberg 1000 Growth Total Return Index	29.89%	14.24%	17.57%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

Key Fund Statistics

Table Summary
Total Net Assets	$6,768,596,317
# of Portfolio Holdings	31
Advisory Fees Paid	$33,998,135
Portfolio Turnover Rate	12%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-growth for more recent performance information.

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Apple	7.6%
Alphabet, Class A	7.6%
Taiwan Semiconductor ADR	7.3%
Broadcom	7.3%
ASML Holding NY	7.1%
Nvidia	6.6%
Microsoft	4.9%
Eli Lilly	4.6%
Johnson Controls International	4.0%
Advanced Micro Devices	3.8%

Geographic Weightings

% of Total Net Assets

Table Summary
United States	66.8%
Taiwan	7.3%
Netherlands	7.1%
United Kingdom	3.7%
Italy	3.0%
Ireland	2.6%
Japan	2.2%
France	1.9%
Denmark	1.1%
Canada	0.5%

Industry Weightings

% of Total Net Assets

Table Summary
Semiconductor Devices	17.7%
Semiconductor Manufacturing	14.4%
Communications Equipment	11.5%
Large Pharma	10.3%
Infrastructure Software	8.9%
Internet Media & Services	7.6%
Commercial & Residential Building Equipment & Systems	6.6%
Medical Devices	3.1%
Fabricated Metal & Hardware	3.0%
Specialty Apparel Stores	2.6%
Other Industries	10.5%
Other Assets (net of liabilities)	3.8%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$83	0.74%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, Amana Income Fund Institutional Shares returned 23.28% compared to 8.02% in the same period of 2025. The Bloomberg US Large Cap Index returned 29.61% over the same period. In pursuit of its objective of current income, during the fiscal year, the Institutional Shares distributed a total dividend of $4.05 per share. The Institutional shares expense ratio was 0.74% and the Fund’s total net assets were $2.32 billion (at period ended May 31, 2026) up 17% during the fiscal year.

The Fund’s strongest contributions came from the continuing artificial intelligence (AI) and data-center investment cycle. Taiwan Semiconductor was the standout, with Broadcom and Cisco Systems also contributing as demand for AI computing infrastructure held up. Eli Lilly added to returns on continued strength in its health care business. On the other side, several of the Fund’s more defensive holdings lagged — Nintendo was the largest detractor, followed by Abbott Laboratories, while Consumer Staples holdings Kimberly-Clark and Kenvue also weighed on results.

A wave of very large prospective public offerings — companies such as SpaceX, OpenAI, and Anthropic — could absorb a meaningful share of investor capital in the year ahead, an overhang worth watching. In a market increasingly shaped by a small number of outsized businesses, we believe the Amana Income Fund’s focus on durable earnings and income remains a valuable complement in investors’ portfolios.

Fund Performance

Table Summary
	Amana Income Fund Institutional Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Value Total Return Index
5/31/2016	10,000	10,000	10,000	10,000
6/30/2016	10,237	10,026	10,029	10,045
7/31/2016	10,528	10,396	10,407	10,372
8/31/2016	10,488	10,410	10,421	10,452
9/30/2016	10,411	10,412	10,433	10,434
10/31/2016	9,975	10,222	10,243	10,291
11/30/2016	10,293	10,601	10,610	10,926
12/31/2016	10,401	10,810	10,815	11,210
1/31/2017	10,598	11,015	11,035	11,300
2/28/2017	11,003	11,453	11,474	11,721
3/31/2017	11,064	11,466	11,488	11,623
4/30/2017	11,130	11,584	11,618	11,585
5/31/2017	11,296	11,747	11,791	11,565
6/30/2017	11,386	11,820	11,862	11,762
7/31/2017	11,364	12,063	12,104	11,937
8/31/2017	11,419	12,100	12,142	11,859
9/30/2017	11,850	12,350	12,388	12,258
10/31/2017	12,209	12,638	12,682	12,379
11/30/2017	12,534	13,026	13,060	12,814
12/31/2017	12,685	13,170	13,205	13,035
1/31/2018	13,190	13,924	13,970	13,574
2/28/2018	12,519	13,411	13,461	12,915
3/31/2018	12,265	13,070	13,117	12,651
4/30/2018	11,922	13,121	13,165	12,690
5/31/2018	12,205	13,436	13,487	12,763
6/30/2018	12,203	13,519	13,574	12,832
7/31/2018	12,985	14,022	14,065	13,352
8/31/2018	13,150	14,479	14,526	13,544
9/30/2018	13,255	14,562	14,600	13,537
10/31/2018	12,251	13,566	13,587	12,788
11/30/2018	12,952	13,843	13,873	13,124
12/31/2018	12,052	12,593	12,627	11,798
1/31/2019	12,501	13,602	13,654	12,766
2/28/2019	13,198	14,039	14,107	13,115
3/31/2019	13,464	14,312	14,374	13,133
4/30/2019	13,809	14,891	14,957	13,648
5/31/2019	12,892	13,945	14,027	12,625
6/30/2019	13,626	14,928	15,002	13,542
7/31/2019	13,661	15,142	15,244	13,720
8/31/2019	13,407	14,902	15,006	13,267
9/30/2019	13,803	15,181	15,255	13,819
10/31/2019	14,146	15,510	15,587	14,111
11/30/2019	14,617	16,073	16,163	14,594
12/31/2019	15,134	16,558	16,638	15,017
1/31/2020	14,805	16,551	16,698	14,556
2/29/2020	13,705	15,189	15,348	13,094
3/31/2020	12,413	13,313	13,471	10,740
4/30/2020	13,823	15,020	15,227	11,968
5/31/2020	14,434	15,735	16,018	12,371
6/30/2020	14,710	16,048	16,370	12,317
7/31/2020	15,215	16,953	17,313	12,667
8/31/2020	15,981	18,171	18,635	13,148
9/30/2020	15,642	17,481	17,941	12,779
10/31/2020	15,241	17,016	17,454	12,621
11/30/2020	16,847	18,879	19,463	14,454
12/31/2020	17,274	19,604	20,233	14,992
1/31/2021	17,280	19,407	20,060	14,954
2/28/2021	17,357	19,942	20,566	15,992
3/31/2021	18,163	20,815	21,350	17,033
4/30/2021	18,481	21,926	22,503	17,661
5/31/2021	18,928	22,079	22,601	18,156
6/30/2021	19,108	22,594	23,255	17,923
7/31/2021	19,518	23,131	23,816	18,006
8/31/2021	19,924	23,835	24,524	18,374
9/30/2021	18,631	22,726	23,381	17,843
10/31/2021	19,772	24,318	25,049	18,665
11/30/2021	19,812	24,150	24,804	18,090
12/31/2021	21,210	25,232	25,761	19,273
1/31/2022	20,043	23,926	24,307	19,203
2/28/2022	19,151	23,210	23,550	19,097
3/31/2022	19,868	24,072	24,371	19,578
4/30/2022	19,096	21,973	22,135	18,603
5/31/2022	19,194	22,013	22,077	19,245
6/30/2022	18,260	20,196	20,288	17,493
7/31/2022	19,325	22,058	22,166	18,413
8/31/2022	18,348	21,158	21,302	18,026
9/30/2022	17,189	19,210	19,326	16,374
10/31/2022	18,662	20,765	20,849	18,467
11/30/2022	20,108	21,925	21,958	19,602
12/31/2022	19,406	20,662	20,667	18,789
1/31/2023	19,582	21,961	21,995	19,761
2/28/2023	19,036	21,425	21,479	19,027
3/31/2023	19,934	22,211	22,292	18,629
4/30/2023	20,342	22,558	22,594	18,901
5/31/2023	20,079	22,656	22,780	17,947
6/30/2023	21,506	24,153	24,280	19,144
7/31/2023	21,432	24,929	25,102	20,007
8/31/2023	21,393	24,532	24,685	19,400
9/30/2023	20,440	23,362	23,543	18,828
10/31/2023	20,097	22,871	23,037	18,280
11/30/2023	21,319	24,960	25,205	19,490
12/31/2023	22,087	26,094	26,362	20,550
1/31/2024	22,352	26,532	26,787	20,586
2/29/2024	23,580	27,949	28,239	21,187
3/31/2024	24,313	28,848	29,105	22,475
4/30/2024	23,442	27,670	27,925	21,521
5/31/2024	24,104	29,042	29,259	22,183
6/30/2024	24,856	30,084	30,351	21,962
7/31/2024	24,770	30,450	30,685	23,085
8/31/2024	25,869	31,189	31,429	23,625
9/30/2024	25,858	31,855	32,102	23,836
10/31/2024	25,282	31,566	31,860	23,688
11/30/2024	25,821	33,419	33,827	25,115
12/31/2024	24,994	32,622	33,006	23,350
1/31/2025	25,495	33,531	34,006	24,366
2/28/2025	26,005	33,093	33,475	24,806
3/31/2025	24,682	31,229	31,512	24,248
4/30/2025	24,978	31,017	31,369	23,199
5/31/2025	26,037	32,969	33,407	23,841
6/30/2025	27,271	34,646	35,162	24,730
7/31/2025	27,255	35,424	35,964	24,710
8/31/2025	27,445	36,142	36,652	25,773
9/30/2025	27,988	37,461	38,022	26,127
10/31/2025	28,528	38,338	38,941	26,055
11/30/2025	29,563	38,432	38,958	26,915
12/31/2025	29,154	38,455	38,956	27,209
1/31/2026	29,798	39,013	39,418	28,779
2/28/2026	30,994	38,717	39,063	29,869
3/31/2026	28,489	36,789	37,135	28,786
4/30/2026	30,722	40,649	41,050	30,122
5/31/2026	32,100	42,788	43,299	30,547

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	23.28%	11.14%	12.37%
Bloomberg 1000 Value Total Return Index	28.13%	10.97%	11.81%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

Key Fund Statistics

Table Summary
Total Net Assets	$2,318,369,605
# of Portfolio Holdings	31
Advisory Fees Paid	$15,166,831
Portfolio Turnover Rate	10%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-income for more recent performance information.

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Taiwan Semiconductor ADR	12.6%
Eli Lilly	12.1%
Microsoft	6.3%
Rockwell Automation	5.8%
Broadcom	5.8%
W.W. Grainger	4.3%
Cisco Systems	4.2%
Texas Instruments	3.3%
Illinois Tool Works	3.2%
Johnson Controls International	3.2%

Geographic Weightings

% of Total Net Assets

Table Summary
United States	65.0%
Taiwan	12.6%
United Kingdom	4.7%
France	3.0%
Japan	2.6%
Canada	2.1%
Switzerland	1.9%

Industry Weightings

% of Total Net Assets

Table Summary
Large Pharma	17.7%
Semiconductor Manufacturing	12.6%
Semiconductor Devices	9.1%
Infrastructure Software	6.3%
Industrial Wholesale & Rental	6.2%
Personal Care Products	6.2%
Measurement Instruments	5.8%
Basic & Diversified Chemicals	4.3%
Communications Equipment	4.2%
Commercial & Residential Building Equipment & Systems	3.2%
Other Industries	16.3%
Other Assets (net of liabilities)	8.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$109	0.98%

How did the Fund perform over the last year?

For the fiscal year ended May 31, 2026, Amana Income Fund Investor Shares returned 22.99% compared to 7.77% in the same period of 2025. The Bloomberg US Large Cap Index returned 29.61% over the same period. In pursuit of its objective of current income, during the fiscal year, the Investor Shares distributed a total dividend of $3.81 per share. The Investor shares expense ratio was 0.98% and the Fund’s total net assets were $2.32 billion (at period ended May 31, 2026) up 17% during the fiscal year.

The Fund’s strongest contributions came from the continuing artificial intelligence (AI) and data-center investment cycle. Taiwan Semiconductor was the standout, with Broadcom and Cisco Systems also contributing as demand for AI computing infrastructure held up. Eli Lilly added to returns on continued strength in its health care business. On the other side, several of the Fund’s more defensive holdings lagged — Nintendo was the largest detractor, followed by Abbott Laboratories, while Consumer Staples holdings Kimberly-Clark and Kenvue also weighed on results.

A wave of very large prospective public offerings — companies such as SpaceX, OpenAI, and Anthropic — could absorb a meaningful share of investor capital in the year ahead, an overhang worth watching. In a market increasingly shaped by a small number of outsized businesses, we believe the Amana Income Fund’s focus on durable earnings and income remains a valuable complement in investors’ portfolios.

Fund Performance

Table Summary
	Amana Income Fund Investor Shares	S&P 500 Index	Bloomberg US Large Cap Total Return Index	Bloomberg 1000 Value Total Return Index
5/31/2016	10,000	10,000	10,000	10,000
6/30/2016	10,234	10,026	10,029	10,045
7/31/2016	10,525	10,396	10,407	10,372
8/31/2016	10,480	10,410	10,421	10,452
9/30/2016	10,401	10,412	10,433	10,434
10/31/2016	9,964	10,222	10,243	10,291
11/30/2016	10,280	10,601	10,610	10,926
12/31/2016	10,385	10,810	10,815	11,210
1/31/2017	10,581	11,015	11,035	11,300
2/28/2017	10,985	11,453	11,474	11,721
3/31/2017	11,043	11,466	11,488	11,623
4/30/2017	11,106	11,584	11,618	11,585
5/31/2017	11,267	11,747	11,791	11,565
6/30/2017	11,356	11,820	11,862	11,762
7/31/2017	11,333	12,063	12,104	11,937
8/31/2017	11,385	12,100	12,142	11,859
9/30/2017	11,811	12,350	12,388	12,258
10/31/2017	12,166	12,638	12,682	12,379
11/30/2017	12,489	13,026	13,060	12,814
12/31/2017	12,637	13,170	13,205	13,035
1/31/2018	13,136	13,924	13,970	13,574
2/28/2018	12,467	13,411	13,461	12,915
3/31/2018	12,213	13,070	13,117	12,651
4/30/2018	11,867	13,121	13,165	12,690
5/31/2018	12,148	13,436	13,487	12,763
6/30/2018	12,143	13,519	13,574	12,832
7/31/2018	12,918	14,022	14,065	13,352
8/31/2018	13,077	14,479	14,526	13,544
9/30/2018	13,182	14,562	14,600	13,537
10/31/2018	12,181	13,566	13,587	12,788
11/30/2018	12,876	13,843	13,873	13,124
12/31/2018	11,977	12,593	12,627	11,798
1/31/2019	12,422	13,602	13,654	12,766
2/28/2019	13,111	14,039	14,107	13,115
3/31/2019	13,375	14,312	14,374	13,133
4/30/2019	13,714	14,891	14,957	13,648
5/31/2019	12,798	13,945	14,027	12,625
6/30/2019	13,524	14,928	15,002	13,542
7/31/2019	13,558	15,142	15,244	13,720
8/31/2019	13,302	14,902	15,006	13,267
9/30/2019	13,694	15,181	15,255	13,819
10/31/2019	14,030	15,510	15,587	14,111
11/30/2019	14,493	16,073	16,163	14,594
12/31/2019	15,006	16,558	16,638	15,017
1/31/2020	14,676	16,551	16,698	14,556
2/29/2020	13,582	15,189	15,348	13,094
3/31/2020	12,303	13,313	13,471	10,740
4/30/2020	13,699	15,020	15,227	11,968
5/31/2020	14,304	15,735	16,018	12,371
6/30/2020	14,576	16,048	16,370	12,317
7/31/2020	15,073	16,953	17,313	12,667
8/31/2020	15,831	18,171	18,635	13,148
9/30/2020	15,488	17,481	17,941	12,779
10/31/2020	15,090	17,016	17,454	12,621
11/30/2020	16,677	18,879	19,463	14,454
12/31/2020	17,098	19,604	20,233	14,992
1/31/2021	17,104	19,407	20,060	14,954
2/28/2021	17,177	19,942	20,566	15,992
3/31/2021	17,971	20,815	21,350	17,033
4/30/2021	18,283	21,926	22,503	17,661
5/31/2021	18,720	22,079	22,601	18,156
6/30/2021	18,893	22,594	23,255	17,923
7/31/2021	19,298	23,131	23,816	18,006
8/31/2021	19,694	23,835	24,524	18,374
9/30/2021	18,413	22,726	23,381	17,843
10/31/2021	19,535	24,318	25,049	18,665
11/30/2021	19,572	24,150	24,804	18,090
12/31/2021	20,946	25,232	25,761	19,273
1/31/2022	19,791	23,926	24,307	19,203
2/28/2022	18,908	23,210	23,550	19,097
3/31/2022	19,610	24,072	24,371	19,578
4/30/2022	18,845	21,973	22,135	18,603
5/31/2022	18,938	22,013	22,077	19,245
6/30/2022	18,016	20,196	20,288	17,493
7/31/2022	19,059	22,058	22,166	18,413
8/31/2022	18,092	21,158	21,302	18,026
9/30/2022	16,946	19,210	19,326	16,374
10/31/2022	18,392	20,765	20,849	18,467
11/30/2022	19,815	21,925	21,958	19,602
12/31/2022	19,119	20,662	20,667	18,789
1/31/2023	19,287	21,961	21,995	19,761
2/28/2023	18,749	21,425	21,479	19,027
3/31/2023	19,627	22,211	22,292	18,629
4/30/2023	20,028	22,558	22,594	18,901
5/31/2023	19,762	22,656	22,780	17,947
6/30/2023	21,165	24,153	24,280	19,144
7/31/2023	21,086	24,929	25,102	20,007
8/31/2023	21,045	24,532	24,685	19,400
9/30/2023	20,100	23,362	23,543	18,828
10/31/2023	19,762	22,871	23,037	18,280
11/30/2023	20,958	24,960	25,205	19,490
12/31/2023	21,710	26,094	26,362	20,550
1/31/2024	21,963	26,532	26,787	20,586
2/29/2024	23,166	27,949	28,239	21,187
3/31/2024	23,885	28,848	29,105	22,475
4/30/2024	23,021	27,670	27,925	21,521
5/31/2024	23,668	29,042	29,259	22,183
6/30/2024	24,401	30,084	30,351	21,962
7/31/2024	24,310	30,450	30,685	23,085
8/31/2024	25,384	31,189	31,429	23,625
9/30/2024	25,370	31,855	32,102	23,836
10/31/2024	24,800	31,566	31,860	23,688
11/30/2024	25,323	33,419	33,827	25,115
12/31/2024	24,506	32,622	33,006	23,350
1/31/2025	24,995	33,531	34,006	24,366
2/28/2025	25,487	33,093	33,475	24,806
3/31/2025	24,185	31,229	31,512	24,248
4/30/2025	24,471	31,017	31,369	23,199
5/31/2025	25,504	32,969	33,407	23,841
6/30/2025	26,707	34,646	35,162	24,730
7/31/2025	26,684	35,424	35,964	24,710
8/31/2025	26,864	36,142	36,652	25,773
9/30/2025	27,393	37,461	38,022	26,127
10/31/2025	27,914	38,338	38,941	26,055
11/30/2025	28,923	38,432	38,958	26,915
12/31/2025	28,518	38,455	38,956	27,209
1/31/2026	29,142	39,013	39,418	28,779
2/28/2026	30,307	38,717	39,063	29,869
3/31/2026	27,849	36,789	37,135	28,786
4/30/2026	30,029	40,649	41,050	30,122
5/31/2026	31,368	42,788	43,299	30,547

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	22.99%	10.88%	12.11%
Bloomberg 1000 Value Total Return Index	28.13%	10.97%	11.81%
Bloomberg US Large Cap Total Return Index	29.61%	13.89%	15.78%
S&P 500 Index	29.78%	14.15%	15.65%

Key Fund Statistics

Table Summary
Total Net Assets	$2,318,369,605
# of Portfolio Holdings	31
Advisory Fees Paid	$15,166,831
Portfolio Turnover Rate	10%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-income for more recent performance information.

AMANX

| INVESTOR SHARES

Amana Income Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Taiwan Semiconductor ADR	12.6%
Eli Lilly	12.1%
Microsoft	6.3%
Rockwell Automation	5.8%
Broadcom	5.8%
W.W. Grainger	4.3%
Cisco Systems	4.2%
Texas Instruments	3.3%
Illinois Tool Works	3.2%
Johnson Controls International	3.2%

Geographic Weightings

% of Total Net Assets

Table Summary
United States	65.0%
Taiwan	12.6%
United Kingdom	4.7%
France	3.0%
Japan	2.6%
Canada	2.1%
Switzerland	1.9%

Industry Weightings

% of Total Net Assets

Table Summary
Large Pharma	17.7%
Semiconductor Manufacturing	12.6%
Semiconductor Devices	9.1%
Infrastructure Software	6.3%
Industrial Wholesale & Rental	6.2%
Personal Care Products	6.2%
Measurement Instruments	5.8%
Basic & Diversified Chemicals	4.3%
Communications Equipment	4.2%
Commercial & Residential Building Equipment & Systems	3.2%
Other Industries	16.3%
Other Assets (net of liabilities)	8.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$56	0.55%

How did the Fund perform over the last year?

For the twelve-month period ending May 31, 2026, the Amana Participation Fund Institutional Shares returned 4.37%. For the same period, the Fund's primary benchmark, the Bloomberg Global Aggregate Bond Total Return Index returned 3.26%, and its secondary benchmark, the Bloomberg Custom USD 0+ Sukuk Dual Capped Unhedged USD Index returned 5.14%.  The Fund's underperformance relative to these benchmarks is primarily attributable to differences in the Fund's investment objective and portfolio composition, including its underweight position in sovereign issues relative to the respective benchmark weightings.

As of May 31, 2026, the portfolio held 81 investments, comprising 80 sukuk, one murabaha, and cash, with an option-adjusted duration of 3.39 years, a slight decrease from 3.42 years in the prior year. The decision to maintain a broadly similar duration profile reflects a strategic allocation emphasizing ownership of high-quality issuers while reducing duration risk in an interest rate environment marked by heightened volatility in longer-maturity securities.

The Amana Participation Fund reported total assets of more than $321 million as of May 31, 2026, up from more than $257 million in the same period in 2025. We take great pride in offering the Islamic community one of the only fully dedicated Islamic-compliant fixed income mutual fund focused on capital preservation and current income.

Fund Performance

Table Summary
	Amana Participation Fund Institutional Shares	FTSE IdealRatings Sukuk Index	Bloomberg Global Aggregate Bond Index	Bloomberg Custom Sukuk
5/31/2016	10,000	10,000	10,000	-
6/30/2016	10,120	10,127	10,292	-
7/31/2016	10,171	10,187	10,370	-
8/31/2016	10,262	10,275	10,319	-
9/30/2016	10,229	10,275	10,376	-
10/31/2016	10,196	10,240	10,088	-
11/30/2016	10,073	10,077	9,687	-
12/31/2016	10,083	10,101	9,643	-
1/31/2017	10,134	10,182	9,751	-
2/28/2017	10,203	10,273	9,798	-
3/31/2017	10,227	10,299	9,813	-
4/30/2017	10,265	10,346	9,923	-
5/31/2017	10,309	10,399	10,077	-
6/30/2017	10,268	10,409	10,068	-
7/31/2017	10,320	10,454	10,237	-
8/31/2017	10,381	10,539	10,339	-
9/30/2017	10,369	10,544	10,245	-
10/31/2017	10,368	10,551	10,207	-
11/30/2017	10,355	10,535	10,320	-
12/31/2017	10,354	10,537	10,356	-
1/31/2018	10,345	10,518	10,479	-
2/28/2018	10,271	10,404	10,386	-
3/31/2018	10,284	10,423	10,497	-
4/30/2018	10,224	10,347	10,329	-
5/31/2018	10,226	10,388	10,250	-
6/30/2018	10,258	10,394	10,205	-
7/31/2018	10,314	10,475	10,188	-
8/31/2018	10,337	10,498	10,198	-
9/30/2018	10,336	10,499	10,110	-
10/31/2018	10,308	10,428	9,998	-
11/30/2018	10,320	10,466	10,029	-
12/31/2018	10,365	10,565	10,232	-
1/31/2019	10,474	10,722	10,387	-
2/28/2019	10,528	10,792	10,328	-
3/31/2019	10,617	10,956	10,457	-
4/30/2019	10,673	11,028	10,426	-
5/31/2019	10,731	11,140	10,567	-
6/30/2019	10,838	11,302	10,801	-
7/31/2019	10,940	11,423	10,771	-
8/31/2019	11,106	11,694	10,990	-
9/30/2019	11,065	11,625	10,879	-
10/31/2019	11,080	11,629	10,951	-
11/30/2019	11,104	11,664	10,868	-
12/31/2019	11,085	11,706	10,931	-
1/31/2020	11,197	11,880	11,071	-
2/29/2020	11,208	11,966	11,145	-
3/31/2020	10,704	11,317	10,896	-
4/30/2020	10,920	11,622	11,110	-
5/31/2020	11,184	11,949	11,158	-
6/30/2020	11,293	12,102	11,257	-
7/31/2020	11,458	12,399	11,616	-
8/31/2020	11,535	12,466	11,599	-
9/30/2020	11,533	12,451	11,557	-
10/31/2020	11,576	12,493	11,568	-
11/30/2020	11,651	12,648	11,778	-
12/31/2020	11,705	12,735	11,937	-
1/31/2021	11,736	12,741	11,832	-
2/28/2021	11,710	12,654	11,628	-
3/31/2021	11,641	12,564	11,404	-
4/30/2021	11,706	12,674	11,548	-
5/31/2021	11,748	12,745	11,657	-
6/30/2021	11,765	12,813	11,554	-
7/31/2021	11,793	12,856	11,708	-
8/31/2021	11,822	12,888	11,659	-
9/30/2021	11,803	12,854	11,452	-
10/31/2021	11,796	12,831	11,424	-
11/30/2021	11,754	12,826	11,391	-
12/31/2021	11,780	12,873	11,375	-
1/31/2022	11,681	12,649	11,142	-
2/28/2022	11,580	12,514	11,009	-
3/31/2022	11,457	12,333	10,674	-
4/30/2022	11,344	12,017	10,089	-
5/31/2022	11,328	12,005	10,117	-
6/30/2022	11,272	11,842	9,792	-
7/31/2022	11,354	12,050	10,000	-
8/31/2022	11,346	12,025	9,606	-
9/30/2022	11,085	11,535	9,112	-
10/31/2022	11,019	11,389	9,049	-
11/30/2022	11,183	11,747	9,475	-
12/31/2022	11,233	11,820	9,527	-
1/31/2023	11,341	12,033	9,839	-
2/28/2023	11,264	11,902	9,512	-
3/31/2023	11,315	12,053	9,813	-
4/30/2023	11,394	12,182	9,856	-
5/31/2023	11,338	12,121	9,664	-
6/30/2023	11,316	12,065	9,663	-
7/31/2023	11,330	12,091	9,730	-
8/31/2023	11,296	12,053	9,597	-
9/30/2023	11,179	11,898	9,316	-
10/31/2023	11,074	11,772	9,205	-
11/30/2023	11,299	12,146	9,669	-
12/31/2023	11,525	12,483	10,071	-
1/31/2024	11,515	12,418	9,932	-
2/29/2024	11,516	12,384	9,807	-
3/31/2024	11,590	12,481	9,861	-
4/30/2024	11,495	12,307	9,612	-
5/31/2024	11,594	12,447	9,738	-
6/30/2024	11,681	12,546	9,752	-
7/31/2024	11,795	12,715	10,022	-
8/31/2024	11,970	12,971	10,259	-
9/30/2024	12,096	13,140	10,433	-
10/31/2024	12,002	12,931	10,084	-
11/30/2024	12,031	12,979	10,118	-
12/31/2024	11,986	12,899	9,901	-
1/31/2025	12,027	12,969	9,957	-
2/28/2025	12,140	13,133	10,100	-
3/31/2025	12,194	13,193	10,162	-
4/30/2025	12,236	13,272	10,460	-
5/31/2025	12,253	13,289	10,423	-
6/30/2025	12,346	13,423	10,621	-
7/31/2025	12,404	13,496	10,463	-
8/31/2025	12,512	13,651	10,615	-
9/30/2025	12,595	13,753	10,684	-
10/31/2025	12,665	13,850	10,657	-
11/30/2025	12,697	13,866	10,682	-
12/31/2025	12,743	13,885	10,710	-
1/31/2026	12,764	13,889	10,810	-
2/28/2026	12,858	14,042	10,931	-
3/31/2026	12,570	13,730	10,595	-
4/30/2026	12,745	13,920	10,727	-
5/31/2026	12,788	13,961	10,763	-

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	4.37%	1.71%	2.49%
Bloomberg Custom Sukuk	5.14%	-	-
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%
FTSE IdealRatings Sukuk Index	5.05%	1.84%	3.39%

Key Fund Statistics

Table Summary
Total Net Assets	$320,791,569
# of Portfolio Holdings	81
Advisory Fees Paid	$1,451,141
Portfolio Turnover Rate	35%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-participation for more recent performance information. Bloomberg Custom Sukuk Index returns are only shown for periods following the index’s inception.

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Al Rajhi Sukuk (6.375% due 11/16/2049)	3.0%
SAIB Tier 1 Sukuk Ltd (6.375% due 11/27/2049)	2.8%
Hazine Mustesarligi Varl (6.500% due 04/26/2030)	2.7%
Equate Sukuk SPC Ltd (5.000% due 09/5/2031)	2.7%
KFH Tier 1 Sukuk 2 Ltd (6.250% due 11/20/2051)	2.5%
Aercap Sukuk Ltd (4.500% due 10/3/2029)	2.5%
EDO Sukuk Ltd (5.662% due 07/3/2031)	2.4%
Air Lease Corp Sukuk (5.850% due 04/1/2028)	2.4%
National Central Cooling (5.279% due 03/5/2030)	2.4%
Almarai Sukuk (5.233% due 07/25/2033)	2.3%

Geographic Weightings

% of Total Net Assets

Table Summary
Cayman Islands	47.4%
United Arab Emirates	17.4%
Saudi Arabia	14.0%
Malaysia	5.1%
Indonesia	3.9%
Turkey	3.0%
Oman	2.3%
United States	0.5%
Qatar	0.3%

Sector Weightings

% of Total Net Assets

Table Summary
Financials	40.5%
Government	12.4%
Real Estate	11.4%
Utilities	8.0%
Industrials	6.3%
Energy	5.1%
Communications	4.2%
Materials	2.7%
Consumer Staples	2.3%
Fixed Income	0.5%
Other Sectors	0.5%
Other Assets (net of liabilities)	6.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2026

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.saturna.com/products/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs over the last year?

  (Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$81	0.79%

How did the Fund perform over the last year?

For the twelve-month period ending May 31, 2026, the Amana Participation Fund Investor Shares returned 4.12%. For the same period, the Fund's primary benchmark, the Bloomberg Global Aggregate Bond Total Return Index returned 3.26%, and its secondary benchmark, the Bloomberg Custom USD 0+ Sukuk Dual Capped Unhedged USD Index returned 5.14%. The Fund's underperformance relative to these benchmarks is primarily attributable to differences in the Fund's investment objective and portfolio composition, including its underweight position in sovereign issues relative to the respective benchmark weightings.

As of May 31, 2026, the portfolio held 81 investments, comprising 80 sukuk, one murabaha, and cash, with an option-adjusted duration of 3.39 years, a slight decrease from 3.42 years in the prior year. The decision to maintain a broadly similar duration profile reflects a strategic allocation emphasizing ownership of high-quality issuers while reducing duration risk in an interest rate environment marked by heightened volatility in longer-maturity securities.

The Amana Participation Fund reported total assets of more than $321 million as of May 31, 2026, up from more than $257 million in the same period in 2025. We take great pride in offering the Islamic community one of the only fully dedicated Islamic-compliant fixed income mutual fund focused on capital preservation and current income.

Fund Performance

Table Summary
	Amana Participation Fund Investor Shares	FTSE IdealRatings Sukuk Index	Bloomberg Global Aggregate Bond Index	Bloomberg Custom Sukuk
5/31/2016	10,000	10,000	10,000	-
6/30/2016	10,121	10,127	10,292	-
7/31/2016	10,173	10,187	10,370	-
8/31/2016	10,258	10,275	10,319	-
9/30/2016	10,224	10,275	10,376	-
10/31/2016	10,189	10,240	10,088	-
11/30/2016	10,062	10,077	9,687	-
12/31/2016	10,071	10,101	9,643	-
1/31/2017	10,120	10,182	9,751	-
2/28/2017	10,187	10,273	9,798	-
3/31/2017	10,209	10,299	9,813	-
4/30/2017	10,246	10,346	9,923	-
5/31/2017	10,287	10,399	10,077	-
6/30/2017	10,255	10,409	10,068	-
7/31/2017	10,305	10,454	10,237	-
8/31/2017	10,354	10,539	10,339	-
9/30/2017	10,339	10,544	10,245	-
10/31/2017	10,347	10,551	10,207	-
11/30/2017	10,321	10,535	10,320	-
12/31/2017	10,328	10,537	10,356	-
1/31/2018	10,307	10,518	10,479	-
2/28/2018	10,231	10,404	10,386	-
3/31/2018	10,242	10,423	10,497	-
4/30/2018	10,191	10,347	10,329	-
5/31/2018	10,191	10,388	10,250	-
6/30/2018	10,211	10,394	10,205	-
7/31/2018	10,275	10,475	10,188	-
8/31/2018	10,285	10,498	10,198	-
9/30/2018	10,282	10,499	10,110	-
10/31/2018	10,252	10,428	9,998	-
11/30/2018	10,272	10,466	10,029	-
12/31/2018	10,315	10,565	10,232	-
1/31/2019	10,412	10,722	10,387	-
2/28/2019	10,474	10,792	10,328	-
3/31/2019	10,550	10,956	10,457	-
4/30/2019	10,604	11,028	10,426	-
5/31/2019	10,670	11,140	10,567	-
6/30/2019	10,775	11,302	10,801	-
7/31/2019	10,864	11,423	10,771	-
8/31/2019	11,026	11,694	10,990	-
9/30/2019	10,994	11,625	10,879	-
10/31/2019	10,995	11,629	10,951	-
11/30/2019	11,028	11,664	10,868	-
12/31/2019	10,997	11,706	10,931	-
1/31/2020	11,106	11,880	11,071	-
2/29/2020	11,115	11,966	11,145	-
3/31/2020	10,622	11,317	10,896	-
4/30/2020	10,835	11,622	11,110	-
5/31/2020	11,084	11,949	11,158	-
6/30/2020	11,190	12,102	11,257	-
7/31/2020	11,351	12,399	11,616	-
8/31/2020	11,425	12,466	11,599	-
9/30/2020	11,421	12,451	11,557	-
10/31/2020	11,461	12,493	11,568	-
11/30/2020	11,534	12,648	11,778	-
12/31/2020	11,585	12,735	11,937	-
1/31/2021	11,614	12,741	11,832	-
2/28/2021	11,586	12,654	11,628	-
3/31/2021	11,515	12,564	11,404	-
4/30/2021	11,588	12,674	11,548	-
5/31/2021	11,627	12,745	11,657	-
6/30/2021	11,630	12,813	11,554	-
7/31/2021	11,656	12,856	11,708	-
8/31/2021	11,681	12,888	11,659	-
9/30/2021	11,672	12,854	11,452	-
10/31/2021	11,651	12,831	11,424	-
11/30/2021	11,618	12,826	11,391	-
12/31/2021	11,642	12,873	11,375	-
1/31/2022	11,530	12,649	11,142	-
2/28/2022	11,439	12,514	11,009	-
3/31/2022	11,303	12,333	10,674	-
4/30/2022	11,189	12,017	10,089	-
5/31/2022	11,181	12,005	10,117	-
6/30/2022	11,124	11,842	9,792	-
7/31/2022	11,191	12,050	10,000	-
8/31/2022	11,193	12,025	9,606	-
9/30/2022	10,932	11,535	9,112	-
10/31/2022	10,853	11,389	9,049	-
11/30/2022	11,013	11,747	9,475	-
12/31/2022	11,061	11,820	9,527	-
1/31/2023	11,176	12,033	9,839	-
2/28/2023	11,098	11,902	9,512	-
3/31/2023	11,146	12,053	9,813	-
4/30/2023	11,211	12,182	9,856	-
5/31/2023	11,152	12,121	9,664	-
6/30/2023	11,140	12,065	9,663	-
7/31/2023	11,151	12,091	9,730	-
8/31/2023	11,115	12,053	9,597	-
9/30/2023	10,997	11,898	9,316	-
10/31/2023	10,891	11,772	9,205	-
11/30/2023	11,100	12,146	9,669	-
12/31/2023	11,332	12,483	10,071	-
1/31/2024	11,320	12,418	9,932	-
2/29/2024	11,306	12,384	9,807	-
3/31/2024	11,388	12,481	9,861	-
4/30/2024	11,281	12,307	9,612	-
5/31/2024	11,376	12,447	9,738	-
6/30/2024	11,459	12,546	9,752	-
7/31/2024	11,581	12,715	10,022	-
8/31/2024	11,751	12,971	10,259	-
9/30/2024	11,860	13,140	10,433	-
10/31/2024	11,766	12,931	10,084	-
11/30/2024	11,804	12,979	10,118	-
12/31/2024	11,757	12,899	9,901	-
1/31/2025	11,796	12,969	9,957	-
2/28/2025	11,893	13,133	10,100	-
3/31/2025	11,955	13,193	10,162	-
4/30/2025	11,982	13,272	10,460	-
5/31/2025	11,995	13,289	10,423	-
6/30/2025	12,085	13,423	10,621	-
7/31/2025	12,139	13,496	10,463	-
8/31/2025	12,255	13,651	10,615	-
9/30/2025	12,333	13,753	10,684	-
10/31/2025	12,400	13,850	10,657	-
11/30/2025	12,416	13,866	10,682	-
12/31/2025	12,459	13,885	10,710	-
1/31/2026	12,489	13,889	10,810	-
2/28/2026	12,566	14,042	10,931	-
3/31/2026	12,294	13,730	10,595	-
4/30/2026	12,463	13,920	10,727	-
5/31/2026	12,489	13,961	10,763	-

May 31, 2016 through May 31, 2026 with initial investment of $10,000.

Annual Average Total Return

Table Summary
	1 Year	5 Year	10 Year
Investor Shares	4.12%	1.44%	2.25%
Bloomberg Custom Sukuk	5.14%	-	-
Bloomberg Global Aggregate Bond Index	3.26%	-1.58%	0.74%
FTSE IdealRatings Sukuk Index	5.05%	1.84%	3.39%

Key Fund Statistics

Table Summary
Total Net Assets	$320,791,569
# of Portfolio Holdings	81
Advisory Fees Paid	$1,451,141
Portfolio Turnover Rate	35%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/products/amana-participation for more recent performance information. Bloomberg Custom Sukuk Index returns are only shown for periods following the index’s inception.

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Annual Shareholder Report - May 31, 2026

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Table Summary
Al Rajhi Sukuk (6.375% due 11/16/2049)	3.0%
SAIB Tier 1 Sukuk Ltd (6.375% due 11/27/2049)	2.8%
Hazine Mustesarligi Varl (6.500% due 04/26/2030)	2.7%
Equate Sukuk SPC Ltd (5.000% due 09/5/2031)	2.7%
KFH Tier 1 Sukuk 2 Ltd (6.250% due 11/20/2051)	2.5%
Aercap Sukuk Ltd (4.500% due 10/3/2029)	2.5%
EDO Sukuk Ltd (5.662% due 07/3/2031)	2.4%
Air Lease Corp Sukuk (5.850% due 04/1/2028)	2.4%
National Central Cooling (5.279% due 03/5/2030)	2.4%
Almarai Sukuk (5.233% due 07/25/2033)	2.3%

Geographic Weightings

% of Total Net Assets

Table Summary
Cayman Islands	47.4%
United Arab Emirates	17.4%
Saudi Arabia	14.0%
Malaysia	5.1%
Indonesia	3.9%
Turkey	3.0%
Oman	2.3%
United States	0.5%
Qatar	0.3%

Sector Weightings

% of Total Net Assets

Table Summary
Financials	40.5%
Government	12.4%
Real Estate	11.4%
Utilities	8.0%
Industrials	6.3%
Energy	5.1%
Communications	4.2%
Materials	2.7%
Consumer Staples	2.3%
Fixed Income	0.5%
Other Sectors	0.5%
Other Assets (net of liabilities)	6.1%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  There have been no amendments or waivers granted with respect to the code of ethics during the period covered by the report. Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Amana Mutual Funds Trust determined, at their quarterly meeting of June 12, 2003, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ronald H. Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending May 31, 2026, and 2025 the aggregate audit fees billed for professional services rendered by the principal accountant were $132,500 and $129,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending May 31, 2026, and 2025.
(c) Tax Fees
For the fiscal years ending May 31, 2026, and 2025, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $21,500 and $20,500 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending May 31, 2026, and 2025.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Amana Mutual Funds Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended May 31, 2026, and 2025 were:
	Fiscal Year Ended
	May 2026	May 2025
All other fees:	$21,500	$20,500

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended May 31, 2026, and 2025 were:
Fiscal Year Ended
	May 2026	May 2025
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Table of Contents:

Morningstar Ratings 3
Amana Income Fund 5
Schedule of Investments 5
Statement of Assets and Liabilities and Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Amana Growth Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Amana Developing World Fund 15
Schedule of Investments 15
Statement of Assets and Liabilities and Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Amana Participation Fund 21
Schedule of Investments 21
Statement of Assets and Liabilities and Statement of Operations 24
Statements of Changes in Net Assets 25
Financial Highlights 26
Notes To Financial Statements 27
Note 1 - Organization 27
Note 2 - Significant Accounting Policies 27
Note 3 - Transactions with Affiliated Persons 30
Note 4 - Distributions to Shareowners 32
Note 5 - Federal Income Taxes 32
Note 6 - Investments 33
Note 7 - Custodian 33
Note 8 - Subsequent Events 33
Report of Independent Registered Public Accounting Firm 34
Form N-CSR Items 8-11 36
Summary Information 37

May 31, 2026
Annual Financial

Morningstar Ratings
(as of May 31, 2026)
Unaudited
© 2026 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of May 31, 2026. The Morningstar
Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom
10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-
year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 70 84 71 86 90 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 68 84 68 82 88 n/a
Number of Funds in Category 1,301 1,201 1,117 886 677 1,201
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 20 72 34 28 49 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 19 70 32 25 43 n/a
Number of Funds in Category 1,068 987 939 760 581 987
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 51 76 31 81 63 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 50 75 29 77 58 n/a
Number of Funds in Category 727 691 625 463 243 691
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
  
n/a

% Rank in Category 56 70 20 20 n/a n/a
Institutional Shares (AMIPX) n/a
  
n/a

% Rank in Category 49 63 13 13 n/a n/a
Number of Funds in Category 144 144 139 121 88 144

May 31, 2026
Annual Financial
Morningstar Ratings
(as of June 30, 2026)
Unaudited
Morningstar ratings represented as unshaded stars are based on extended performance. These extended performance ratings are based on the historical adjusted returns prior to the inception date of the Institutional Shares and reflect the historical performance of the Investor Shares, adjusted to reflect the fees and expenses of the Institutional Shares.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 48 81 61 85 88 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 43 79 58 81 86 n/a
Number of Funds in Category 1,306 1,203 1,123 889 677 1,203
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 18 66 31 29 43 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 17 65 29 26 34 n/a
Number of Funds in Category 1,060 978 928 751 583 978
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 56 77 36 83 71 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 54 75 34 81 69 n/a
Number of Funds in Category 724 688 626 464 246 688
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
  
n/a

% Rank in Category 30 58 24 17 n/a n/a
Institutional Shares (AMIPX) n/a
  
n/a

% Rank in Category 26 49 15 8 n/a n/a
Number of Funds in Category 143 143 142 120 87 143

Schedule of Investments
As of May 31, 2026
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
5
Continued on next page.
Common Stock - 91.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 350,000 $ 23,123,770 $ 16,180,500 0.7%
Home Products Stores
Home Depot 70,000 26,610,960 22,199,800 1.0%
49,734,730 38,380,300 1.7%
Consumer Staples
Packaged Food
Danone 340,000 28,938,322 24,185,540 1.0%
Personal Care Products
Colgate-Palmolive 450,000 18,061,325 40,558,500 1.8%
Kenvue 1,675,000 34,061,723 28,944,000 1.2%
Kimberly-Clark 300,000 22,709,515 29,280,000 1.3%
Unilever Plc 771,000 38,800,032 43,522,950 1.9%
113,632,595 142,305,450 6.2%
142,570,917 166,490,990 7.2%
Health Care
Large Pharma
AbbVie 155,000 14,399,326 33,746,600 1.4%
Eli Lilly 252,960 8,691,661 279,520,800 12.1%
Johnson & Johnson 165,000 19,251,626 37,179,450 1.6%
Merck & Co 140,000 17,730,742 16,620,800 0.7%
Novartis ADR 295,400 15,552,802 44,360,218 1.9%
75,626,157 411,427,868 17.7%
Medical Devices
Abbott Laboratories 350,000 8,392,885 29,960,000 1.3%
84,019,042 441,387,868 19.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 34,796,048 73,733,000 3.2%
Construction & Mining Machinery
Komatsu Ltd 700,000 24,912,106 28,599,864 1.2%
Courier Services
United Parcel Service, Class B 300,000 49,276,044 32,007,000 1.4%
Diversified Industrials
Illinois Tool Works 300,000 14,672,460 74,184,000 3.2%
Electrical Power Equipment
Schneider Electric SE 150,000 48,776,777 47,134,970 2.0%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 39,986,232 45,194,000 1.9%
W.W. Grainger 80,000 7,590,798 98,739,200 4.3%
47,577,030 143,933,200 6.2%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 135,318,000 5.8%
Rail Freight
Canadian National Railway 400,000 10,378,325 47,420,000 2.1%
244,045,914 582,330,034 25.1%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 120,000 9,409,349 33,434,400 1.5%

Schedule of Investments
As of May 31, 2026
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2026
Annual Financial
Common Stock - 91.9% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials (continued)
Basic & Diversified Chemicals (continued)
Linde 130,000 $ 8,531,143 $ 64,699,700 2.8%
17,940,492 98,134,100 4.3%
Cement & Aggregates
CRH PLC 220,000 24,696,753 23,933,800 1.0%
42,637,245 122,067,900 5.3%
Technology
Communications Equipment
Cisco Systems 800,000 38,488,346 96,336,000 4.2%
Consumer Electronics
Nintendo 750,000 36,514,433 33,577,487 1.4%
Infrastructure Software
Microsoft 324,930 6,722,878 146,296,483 6.3%
Semiconductor Devices
Broadcom 300,000 34,949,114 134,031,000 5.8%
Texas Instruments 250,000 38,489,292 76,420,000 3.3%
73,438,406 210,451,000 9.1%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 701,205 7,139,233 293,419,232 12.6%
162,303,296 780,080,202 33.6%
Total investments $725,311,144 $2,130,737,294 91.9%
Other assets (net of liabilities) 187,632,311 8.1%
Total net assets $2,318,369,605 100.0%
ADR: American Depositary Receipt

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $725,311,144) $ 2,130,737,294
Cash 184,235,280
Dividends receivable 4,851,212
Receivable for Fund shares sold 836,705
Prepaid expenses 38,291
Total assets 2,320,698,782
Liabilities
Accrued advisory fees 1,343,317
Payable for Fund shares redeemed 706,147
Accrued 12b-1 distribution fees 191,807
Accrued retirement plan custody fee 31,424
Accrued audit expenses 17,689
Accrued trustee expenses 9,180
Accrued Chief Compliance Officer expenses 4,317
Accrued legal expenses 2,994
Accrued other operating expenses 22,302
Total liabilities 2,329,177
Net assets $2,318,369,605
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $863,688,388
Total distributable earnings 1,454,681,217
Net assets applicable to Fund shares outstanding $2,318,369,605
Net asset value per Investor Shares AMANX
Net assets, at value $924,633,792
Shares outstanding 11,911,031
Net asset value, offering and redemption price per
share $77.63
Net asset value per Institutional Shares AMINX
Net assets, at value $1,393,735,813
Shares outstanding 18,223,235
Net asset value, offering and redemption price per
share $76.48
Year ended May 31, 2026
Investment income
Dividend Income (Net of foreign tax of $1,298,250) $ 34,679,998
Miscellaneous income 15,278
Total investment income 34,695,276
Expenses
Investment advisory fees 15,166,831
12b-1 distribution fees 2,142,918
ReFlow fees 152,946
Custodian fees 103,063
Filing and registration fees 75,652
Retirement plan custodial fees 70,936
125
Investor Shares 80
150
Institutional Shares 70,856
Legal fees 55,573
Audit fees 38,178
Chief Compliance Officer expenses 31,425
Trustee fees 31,003
Other operating expenses 125,011
Total gross expenses 17,993,536
Less custodian fee credits (103,063)
Net expenses 17,890,473
Net investment income $16,804,803
Net realized gain from investments and foreign
currency $187,940,668
A
Net Increase in unrealized appreciation on investments
and foreign currency 241,537,627
Net gain on investments 429,478,295
Net increase in net assets resulting from operations $446,283,098
A
Includes $76,666,732 in net realized gains from redemptions in-kind

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Annual Financial
Statements of Changes in Net Assets
Year ended May 31, 2026 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $16,804,803 $16,083,947
Net realized gain on investments and foreign currency 187,940,668 84,628,411
Net increase in unrealized appreciation on investments and foreign currency 241,537,627 45,632,361
Net increase in net assets 446,283,098 146,344,719
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares (44,000,049) (45,166,603)
150
Net dividend and distribution to shareholders - Institutional Shares (70,835,443) (61,267,074)
Total distributions (114,835,492) (106,433,677)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 83,512,212 69,870,774
150
Institutional Shares 311,564,509 251,888,879
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares 42,437,918 43,617,060
150
Institutional Shares 67,232,095 58,767,563
Cost of shares redeemed
125
Investor Shares (181,052,516) (127,442,908)
150
Institutional Shares (317,804,506) (214,093,824)
Total capital shares transactions 5,889,712 82,607,544
Total increase in net assets 337,337,318 122,518,586
Net assets
Beginning of year 1,981,032,287 1,858,513,701
End of year $2,318,369,605 $1,981,032,287
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 1,157,787 1,052,806
Number of shares issued in reinvestment of dividends and distributions 601,924 679,237
Number of shares redeemed (2,532,959) (1,925,424)
Net decrease in number of shares outstanding (773,248) (193,381)
Institutional Shares (AMINX)
Number of shares sold 4,400,951 3,848,401
Number of shares issued in reinvestment of dividends and distributions 967,093 927,069
Number of shares redeemed (4,460,147) (3,269,683)
Net increase in number of shares outstanding 907,897 1,505,787
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
9
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $66.54 $65.21 $57.31 $59.34 $61.52
Income from investment operations
Net investment income
A
0.46 0.46 0.53 0.59 0.59
Net gains on securities (both realized and unrealized) 14.44 4.47 10.49 1.91 0.37
Total from investment operations 14.90 4.93 11.02 2.50 0.96
Less distributions
Dividends (from net investment income) (0.37) (0.44) (0.51) (0.55) (0.55)
Distributions (from capital gains) (3.44) (3.16) (2.61) (3.98) (2.59)
Total distributions (3.81) (3.60) (3.12) (4.53) (3.14)
Net asset value at end of year $77.63 $66.54 $65.21 $57.31 $59.34
Total Return 22.99% 7.77% 19.75% 4.35% 1.16%
Ratios / supplemental data
Net assets ($000), end of year $924,634 $844,062 $839,814 $747,787 $746,534
Ratio of expenses to average net assets
Before custodian fee credits 0.99% 1.01% 1.01% 1.02% 1.01%
After  custodian fee credits 0.98% 1.00% 1.00% 1.02% 1.01%
Ratio of net investment income after custodian fee credits  to average net assets 0.64% 0.69% 0.86% 1.03% 0.94%
Portfolio turnover rate 10% 4% 10% 8% 5%
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $65.66 $64.44 $56.69 $58.79 $61.04
Income from investment operations
Net investment income
A
0.63 0.62 0.67 0.72 0.74
Net gains on securities (both realized and unrealized) 14.24 4.40 10.38 1.90 0.37
Total from investment operations 14.87 5.02 11.05 2.62 1.11
Less distributions
Dividends (from net investment income) (0.61) (0.64) (0.69) (0.74) (0.77)
Distributions (from capital gains) (3.44) (3.16) (2.61) (3.98) (2.59)
Total distributions (4.05) (3.80) (3.30) (4.72) (3.36)
Net asset value at end of year $76.48 $65.66 $64.44 $56.69 $58.79
Total Return 23.28% 8.02% 20.05% 4.61% 1.40%
Ratios / supplemental data
Net assets ($000), end of year $1,393,736 $1,136,971 $1,018,700 $827,401 $788,724
Ratio of expenses to average net assets
Before custodian fee credits 0.75% 0.76% 0.76% 0.78% 0.77%
After  custodian fee credits 0.74% 0.76% 0.76% 0.77% 0.77%
Ratio of net investment income after custodian fee credits  to average net assets 0.89% 0.94% 1.11% 1.27% 1.19%
Portfolio turnover rate 10% 4% 10% 8% 5%
A
Calculated using average shares outstanding

Schedule of Investments
As of May 31, 2026
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2026
Annual Financial
Continued on next page.
Common Stock - 96.2% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 161,823,354 $ 511,557,300 7.6%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 98,870,262 117,407,600 1.7%
Home Products Stores
Lowe's 400,000 8,620,300 85,744,000 1.3%
Specialty Apparel Stores
TJX Companies 1,150,000 12,679,185 177,962,500 2.6%
120,169,747 381,114,100 5.6%
Consumer Staples
Personal Care Products
Church & Dwight 1,171,300 20,995,228 112,011,419 1.7%
Health Care
Large Pharma
AbbVie 750,000 148,391,814 163,290,000 2.4%
AstraZeneca PLC 795,000 107,739,591 147,607,650 2.2%
Eli Lilly 283,775 9,810,378 313,571,375 4.6%
Novo Nordisk ADR 1,634,595 6,968,222 74,504,840 1.1%
272,910,005 698,973,865 10.3%
Medical Devices
Smith & Nephew 6,759,770 111,059,709 100,850,678 1.5%
Stryker 350,000 33,821,078 106,781,500 1.6%
144,880,787 207,632,178 3.1%
417,790,792 906,606,043 13.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 104,457,808 268,120,000 4.0%
Trane 395,920 65,969,120 178,678,696 2.6%
170,426,928 446,798,696 6.6%
Electrical Power Equipment
Eaton 70,000 25,915,995 28,042,000 0.4%
Schneider Electric SE 400,000 100,973,753 125,693,253 1.9%
126,889,748 153,735,253 2.3%
Fabricated Metal & Hardware
Prysmian S.P.A 1,160,000 120,889,112 199,925,110 3.0%
Measurement Instruments
Trimble
1
1,500,000 15,966,794 84,615,000 1.2%
Metalworking Machinery
Lincoln Electric Holdings 268,920 5,947,784 69,513,131 1.0%
Waste Management
Waste Management 265,000 60,613,492 56,036,900 0.8%
500,733,858 1,010,624,090 14.9%

Schedule of Investments
As of May 31, 2026
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
11
Common Stock - 96.2% Number of Shares Cost Market Value
Percentage of
Net Assets
Information Technology
Application Software
Constellation Software Inc. 17,000 $ 32,508,646 $ 34,808,044 0.5%
Technology
Communications Equipment
Apple 1,644,225 1,392,331 513,096,854 7.6%
Cisco Systems 929,050 17,145,279 111,876,201 1.7%
Fujikura Ltd 5,100,000 61,600,856 152,054,271 2.2%
80,138,466 777,027,326 11.5%
Infrastructure Software
Microsoft 735,000 236,467,606 330,926,400 4.9%
Oracle 596,550 11,876,078 134,689,059 2.0%
ServiceNow
1
1,125,000 120,892,843 139,916,250 2.0%
369,236,527 605,531,709 8.9%
Semiconductor Devices
Advanced Micro Devices
1
500,000 63,316,228 258,050,000 3.8%
Broadcom 1,101,740 118,147,054 492,224,380 7.3%
Nvidia 2,100,000 152,670,792 443,394,000 6.6%
334,134,074 1,193,668,380 17.7%
Semiconductor Manufacturing
ASML Holding NY 301,410 10,705,141 486,101,992 7.1%
Taiwan Semiconductor ADR 1,178,356 12,486,339 493,083,068 7.3%
23,191,480 979,185,060 14.4%
806,700,547 3,555,412,475 52.5%
Total investments $2,060,722,172 $6,512,133,471 96.2%
Other assets (net of liabilities) 256,462,846 3.8%
Total net assets $6,768,59 6,317 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Annual Financial
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $2,060,722,172) $ 6,512,133,471
Cash 255,489,383
Dividends receivable 7,497,632
Receivable for Fund shares sold 3,166,117
Prepaid expenses 68,687
Total assets 6,778,355,290
Liabilities
Payable for Fund shares redeemed 5,766,875
Accrued advisory fees 3,197,069
Accrued 12b-1 distribution fees 634,285
Accrued retirement plan custody fee 48,435
Accrued audit expenses 45,559
Accrued trustee expenses 30,888
Accrued Chief Compliance Officer expenses 8,909
Accrued legal expenses 6,906
Accrued other operating expenses 20,047
Total liabilities 9,758,973
Net assets $6,768,596,317
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $2,047,585,593
Total distributable earnings 4,721,010,724
Net assets applicable to Fund shares outstanding $6,768,596,317
Net asset value per Investor Shares AMAGX
Net assets, at value $3,051,753,656
Shares outstanding 28,325,293
Net asset value, offering and redemption price per
share $107.74
Net asset value per Institutional Shares AMIGX
Net assets, at value $3,716,842,661
Shares outstanding 34,205,416
Net asset value, offering and redemption price per
share $108.66
Year ended May 31, 2026
Investment income
Dividend Income (Net of foreign tax of $2,676,572) $ 49,828,740
Miscellaneous income 3,650
Total investment income 49,832,390
Expenses
Investment advisory fees 33,998,135
12b-1 distribution fees 6,703,140
ReFlow fees 483,319
Custodian fees 332,669
Legal fees 130,870
Filing and registration fees 123,220
Audit fees 118,183
Retirement plan custodial fees 110,306
225
Investor Shares 490
250
Institutional Shares 109,816
Chief Compliance Officer expenses 88,756
Trustee fees 84,937
Other operating expenses 332,984
Total gross expenses 42,506,519
Less custodian fee credits (332,669)
Net expenses 42,173,850
Net investment income $7,658,540
Net realized gain from investments and foreign
currency $584,437,858
A
Net Increase in unrealized appreciation on investments
and foreign currency 1,259,677,092
Net gain on investments 1,844,114,950
Net increase in net assets resulting from operations $1,851,773,490
A
Includes $277,566,108 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
13
Statements of Changes in Net Assets
Year ended May 31, 2026 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $7,658,540 $6,237,673
Net realized gain on investments and foreign currency 584,437,858 176,817,604
Net increase in unrealized appreciation on investments and foreign currency 1,259,677,092 86,888,468
Net increase in net assets 1,851,773,490 269,943,745
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares – (100,893,981)
250
Net dividend and distribution to shareholders - Institutional Shares (6,070,076) (113,345,661)
Total distributions (6,070,076) (214,239,642)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 283,440,022 356,186,050
250
Institutional Shares 854,085,911 823,392,230
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares – 95,674,351
250
Institutional Shares 5,769,923 108,756,525
Cost of shares redeemed
225
Investor Shares (579,205,842) (499,074,381)
250
Institutional Shares (913,827,700) (893,181,201)
Total capital shares transactions (349,737,686) (8,246,426)
Total increase in net assets 1,495,965,728 47,457,677
Net assets
Beginning of year 5,272,630,589 5,225,172,912
End of year $6,768,596,317 $5,272,630,589
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 3,049,794 4,453,978
Number of shares issued in reinvestment of dividends and distributions – 1,199,979
Number of shares redeemed (6,453,086) (6,288,709)
Net decrease in number of shares outstanding (3,403,292) (634,752)
Institutional Shares (AMIGX)
Number of shares sold 9,350,373 10,318,331
Number of shares issued in reinvestment of dividends and distributions 62,641 1,354,546
Number of shares redeemed (9,941,270) (11,274,325)
Net increase (decrease) in number of shares outstanding (528,256) 398,552
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
May 31, 2026
Annual Financial
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $79.00 $78.08 $62.36 $60.47 $61.17
Income from investment operations
Net investment income
A
0.00
B
(0.01) 0.06 0.12 0.05
Net gains (losses) on securities (both realized and unrealized) 28.74 4.07 16.12 3.86 (0.37)
Total from investment operations 28.74 4.06 16.18 3.98 (0.32)
Less distributions
Dividends (from net investment income) – – (0.11) (0.10) (0.05)
Distributions (from capital gains) – (3.14) (0.35) (1.99) (0.33)
Total distributions – (3.14) (0.46) (2.09) (0.38)
Net asset value at end of year $107.74 $79.00 $78.08 $62.36 $60.47
Total Return 36.38% 5.17% 26.03% 6.83% (0.62)%
Ratios / supplemental data
Net assets ($000), end of year $3,051,754 $2,506,581 $2,527,041 $1,865,385 $1,684,412
Ratio of expenses to average net assets
Before custodian fee credits 0.86% 0.86% 0.87% 0.91% 0.91%
After  custodian fee credits 0.85% 0.86% 0.87% 0.91% 0.90%
Ratio of net investment income after custodian fee credits  to average net assets (0.01)% (0.01)% 0.09% 0.21% 0.09%
Portfolio turnover rate 12% 3% 10% 6% 3%
C
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $79.64 $78.58 $62.71 $60.80 $61.50
Income from investment operations
Net investment income
A
0.23 0.19 0.23 0.27 0.22
Net gains (losses) on securities (both realized and unrealized) 28.97 4.09 16.23 3.88 (0.38)
Total from investment operations 29.20 4.28 16.46 4.15 (0.16)
Less distributions
Dividends (from net investment income) (0.18) (0.08) (0.24) (0.25) (0.21)
Distributions (from capital gains) – (3.14) (0.35) (1.99) (0.33)
Total distributions (0.18) (3.22) (0.59) (2.24) (0.54)
Net asset value at end of year $108.66 $79.64 $78.58 $62.71 $60.80
Total Return 36.70% 5.42% 26.34% 7.09% (0.40)%
Ratios / supplemental data
Net assets ($000), end of year $3,716,843 $2,766,050 $2,698,132 $1,959,054 $1,489,810
Ratio of expenses to average net assets
Before custodian fee credits 0.61% 0.61% 0.62% 0.67% 0.64%
After  custodian fee credits 0.60% 0.61% 0.62% 0.66% 0.64%
Ratio of net investment income after custodian fee credits  to average net assets 0.24% 0.23% 0.33% 0.46% 0.32%
Portfolio turnover rate 12% 3% 10% 6% 3%
C
A
Calculated using average shares outstanding
B
Amount is less than $0.01
C
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% for the year ended May 31, 2022.

Schedule of Investments
As of May 31, 2026
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
15
Continued on next page.
Common Stock - 95.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 470,000 $ 5,296,104 $ 5,496,214 Saudi Arabia 2.6%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 120,000 2,474,228 1,970,400 Indonesia 0.9%
7,770,332 7,466,614 3.5%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 1,096,000 1,984,463 1,978,861 Turkey 1.0%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 720,000 4,143,944 5,783,309 Turkey 2.7%
Clicks Group 270,000 3,935,935 3,910,180 South Africa 1.9%
8,079,879 9,693,489 4.6%
Personal Care Products
Dabur India 660,000 4,186,645 3,079,866 India 1.4%
Kimberly-Clark de Mexico, Class A 2,350,000 4,013,399 5,205,052 Mexico 2.5%
Unilever Plc 89,044 5,075,139 5,026,534 United Kingdom 2.4%
13,275,183 13,311,452 6.3%
21,355,062 23,004,941 10.9%
Financials
Islamic Banking
Alinma Bank 660,000 3,807,240 4,249,929 Saudi Arabia 2.0%
BIMB Holdings 1,476,100 1,168,041 818,837 Malaysia 0.4%
4,975,281 5,068,766 2.4%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,500,000 1,294,978 1,286,416 Malaysia 0.6%
6,270,259 6,355,182 3.0%
Health Care
Biotech
Samsung Biologics Co Ltd
2
3,300 3,642,296 2,986,059 South Korea 1.4%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 6,500,000 4,327,003 3,632,226 Thailand 1.7%
IHH Healthcare 2,200,000 3,025,417 5,000,690 Malaysia 2.4%
KPJ Healthcare 4,825,992 1,231,253 3,907,271 Malaysia 1.9%
8,583,673 12,540,187 6.0%
12,225,969 15,526,246 7.4%
Industrials
Other Machinery & Equipment
WEG 700,000 5,045,327 6,119,475 Brazil 2.9%
Rubber & Plastic
Hartalega Holdings 2,750,000 2,643,031 874,885 Malaysia 0.4%
7,688,358 6,994,360 3.3%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 110,000 5,676,670 9,445,700 Chile 4.5%

Schedule of Investments
As of May 31, 2026
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2026
Annual Financial
Continued on next page.
Common Stock - 95.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Base Metals
Antofagasta 148,000 $ 6,808,082 $ 8,160,482 United Kingdom 3.9%
Southern Copper 4,299 376,773 822,399 Peru 0.4%
7,184,855 8,982,881 4.3%
Cement & Aggregates
UltraTech Cement 43,000 4,586,011 5,194,736 India 2.5%
Iron
Rio Tinto ADR 75,000 5,151,660 7,979,250 China 3.8%
Metals & Ore
APL Apollo Tubes Ltd 220,000 4,604,733 4,239,840 India 2.0%
Precious Metals
Barrick Mining Corporation 210,000 4,275,702 8,935,500 United States 4.2%
31,479,631 44,777,907 21.3%
Technology
Communications Equipment
Samsung Electronics 70,000 3,620,815 14,685,556 South Korea 7.0%
Sercomm 1,250,000 3,628,464 3,435,157 Taiwan 1.6%
7,249,279 18,120,713 8.6%
Computer Hardware & Storage
Advantech 450,931 4,302,376 7,088,265 Taiwan 3.4%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 2,832,472 10,426,416 United States 4.9%
Electronics Components
Delta Electronics 220,000 2,006,645 16,879,781 Taiwan 8.0%
IT Services
Infosys ADR 210,000 4,106,006 2,656,500 India 1.3%
Semiconductor Devices
Monolithic Power Systems 5,000 3,550,004 7,831,050 China 3.7%
Qualcomm 37,000 4,924,862 9,287,740 United States 4.4%
8,474,866 17,118,790 8.1%
Semiconductor Manufacturing
ASML Holding NY 4,700 3,331,868 7,579,972 Netherlands 3.6%
Taiwan Semiconductor ADR 23,050 1,352,874 9,645,272 Taiwan 4.6%
4,684,742 17,225,244 8.2%
33,656,386 89,515,709 42.5%
Utilities
Power Generation
Manila Electric 500,000 3,538,820 4,629,652 Philippines 2.2%
Total investments $125,969,280 $200,249,472 95.1%
Other assets (net of liabilities) 10,367,485 4.9%
Total net assets $210,616,957 100.0%
1
Denotes a country or region of primary exposure
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of May 31, 2026
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial

NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Annual Financial
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $125,969,280) $ 200,249,472
Cash 10,009,575
Foreign cash 121,641
Receivable for Fund shares sold  370,210
Dividends receivable  252,277
Prepaid expenses 4,637
Total assets 211,007,812
Liabilities
Accrued advisory fees 138,695
Payable for Fund shares redeemed 110,397
Deferred non-US tax 76,091
Accrued audit expenses 34,490
Accrued 12b-1 distribution fees 14,157
Accrued retirement plan custody fee 11,881
Accrued legal expenses 752
Accrued trustee expenses 585
Accrued Chief Compliance Officer expenses 203
Accrued other operating expenses 3,604
Total liabilities 390,855
Net assets $210,616,957
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $137,126,689
Total distributable earnings 73,490,268
Net assets applicable to Fund shares outstanding $210,616,957
Net asset value per Investor Shares AMDWX
Net assets, at value $69,201,989
Shares outstanding 3,567,682
Net asset value, offering and redemption price per
share $19.40
Net asset value per Institutional Shares AMIDX
Net assets, at value $141,414,968
Shares outstanding 7,257,262
Net asset value, offering and redemption price per
share $19.49
Year ended May 31, 2026
Investment income
Dividend Income (Net of foreign tax of $445,643) $ 3,439,114
Miscellaneous income 2,339
Total investment income 3,441,453
Expenses
Investment advisory fees 1,309,333
Custodian fees 138,172
12b-1 distribution fees 126,376
Filing and registration fees 50,868
Retirement plan custodial fees 27,371
325
Investor Shares 40
350
Institutional Shares 27,331
Audit fees 23,033
Legal fees 14,426
ReFlow fees 6,320
Trustee fees 3,871
Chief Compliance Officer expenses 2,213
Other operating expenses 18,123
Total gross expenses 1,720,106
Less custodian fee credits (137,224)
Net expenses 1,582,882
Net investment income $1,858,571
Net realized gain from investments and foreign
currency $1,716,327
A
Net Increase in unrealized appreciation on investments
and foreign currency 66,888,769
Deferred non-U.S. taxes (76,091)
Net gain on investments 68,529,005
Net increase in net assets resulting from operations $70,387,576
A
Includes $3,217,909 in net realized gains from redemptions in-kind

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
19
Statements of Changes in Net Assets
Year ended May 31, 2026 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $1,858,571 $1,187,033
Net realized gain on investments and foreign currency 1,716,327 4,522,192
Net increase (decrease) in unrealized appreciation on investments foreign currency and deferred non-U.S. taxes 66,812,678 (7,389,000)
Net increase (decrease) in net assets 70,387,576 (1,679,775)
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares (1,364,577) (212,734)
350
Net dividend and distribution to shareholders - Institutional Shares (3,127,702) (755,278)
Total distributions (4,492,279) (968,012)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 19,781,658 12,139,998
350
Institutional Shares 46,655,769 39,163,602
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares 1,350,662 211,204
350
Institutional Shares 3,073,086 746,022
Cost of shares redeemed
325
Investor Shares (11,201,587) (8,010,523)
350
Institutional Shares (49,962,317) (32,412,788)
Total capital shares transactions 9,697,271 11,837,515
Total increase in net assets 75,592,568 9,189,728
Net assets
Beginning of year 135,024,389 125,834,661
End of year $210,616,957 $135,024,389
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 1,221,944 899,380
Number of shares issued in reinvestment of dividends and distributions 88,452 15,940
Number of shares redeemed (705,221) (594,456)
Net increase in number of shares outstanding 605,175 320,864
Institutional Shares (AMIDX)
Number of shares sold 2,842,595 2,903,908
Number of shares issued in reinvestment of dividends and distributions 200,593 56,134
Number of shares redeemed (3,143,099) (2,399,895)
Net increase (decrease) in number of shares outstanding (99,911) 560,147
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
20
May 31, 2026
Annual Financial
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $13.05 $13.29 $11.70 $11.85 $13.70
Income from investment operations
Net investment income
A
0.16 0.10 0.14 0.13 0.21
Net gains (losses) on securities (both realized and unrealized) 6.63 (0.26) 1.56 (0.17) (1.90)
Total from investment operations 6.79 (0.16) 1.70 (0.04) (1.69)
Less distributions
Dividends (from net investment income) (0.17) (0.08) (0.11) (0.08) (0.16)
Distributions (from capital gains) (0.27) – 0.00
B
(0.03) –
Total distributions (0.44) (0.08) (0.11) (0.11) (0.16)
Net asset value at end of year $19.40 $13.05 $13.29 $11.70 $11.85
Total Return 52.89% (1.24)% 14.65% (0.25)% (12.47)%
Ratios / supplemental data
Net assets ($000), end of year $69,202 $38,650 $35,115 $29,446 $23,123
Ratio of expenses to average net assets
Before custodian fee credits 1.20% 1.20% 1.20% 1.22% 1.21%
After  custodian fee credits 1.12% 1.13% 1.13% 1.15% 1.14%
Ratio of net investment income after custodian fee credits  to average net assets 0.98% 0.76% 1.15% 1.11% 1.59%
Portfolio turnover rate 14% 9% 1% 6% 30%
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31,
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of year $13.10 $13.35 $11.74 $11.90 $13.77
Income from investment operations
Net investment income
A
0.19 0.13 0.17 0.15 0.24
Net gains (losses) on securities (both realized and unrealized) 6.67 (0.27) 1.57 (0.17) (1.90)
Total from investment operations 6.86 (0.14) 1.74 (0.02) (1.66)
Less distributions
Dividends (from net investment income) (0.20) (0.11) (0.13) (0.11) (0.21)
Distributions (from capital gains) (0.27) – 0.00
B
(0.03) –
Total distributions (0.47) (0.11) (0.13) (0.14) (0.21)
Net asset value at end of year $19.49 $13.10 $13.35 $11.74 $11.90
Total Return 53.28% (1.10)% 14.95% (0.12)% (12.24)%
Ratios / supplemental data
Net assets ($000), end of year $141,415 $96,374 $90,720 $54,611 $46,715
Ratio of expenses to average net assets
Before custodian fee credits 0.98% 0.98% 0.98% 1.01% 0.99%
After  custodian fee credits 0.90% 0.91% 0.90% 0.94% 0.92%
Ratio of net investment income after custodian fee credits  to average net assets 1.20% 0.96% 1.36% 1.31% 1.80%
Portfolio turnover rate 14% 9% 1% 6% 30%
A
Calculated using average shares outstanding
B
Amount is less than $0.01

Consolidated Schedule of Investments
As of May 31, 2026
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
21
Continued on next page.
Corporate Sukuk - 80.7% Coupon / Maturity Face Amount Market Value Country
Percentage of
Net Assets
Communications
Axiata SPV2
1
2.163% due 08/19/2030 6,000,000 5,426,236 Malaysia
2
1.7%
Saudi Telecom
1
3.890% due 05/13/2029 $ 5,000,000 $ 4,882,000 Saudi Arabia 1.5%
Otel Sukuk LTD
1
5.375% due 01/24/2031 3,269,000 3,303,161 Cayman Islands 1.0%
13,611,397 4.2%
Consumer Staples
Almarai Sukuk
1
5.233% due 07/25/2033 7,380,000 7,419,961 Saudi Arabia 2.3%
Energy
EDO Sukuk Ltd
1
5.662% due 07/03/2031 7,500,000 7,742,070 Cayman Islands 2.4%
SA Global
1
2.694% due 06/17/2031 7,500,000 6,770,243 Saudi Arabia
2
2.1%
Indonesia Govt Sukuk
1
5.200% due 07/23/2035 1,000,000 989,850 Indonesia 0.3%
SA Global Sukuk Ltd
1
4.750% due 10/02/2034 1,000,000 973,288 Cayman Islands 0.3%
16,475,451 5.1%
Financials
Al Rajhi Sukuk
1
6.375% due 11/16/2049 9,500,000 9,553,389 Saudi Arabia 3.0%
SAIB Tier 1 Sukuk Ltd
1
6.375% due 11/27/2049 9,000,000 9,018,354 Cayman Islands 2.8%
KFH Tier 1 Sukuk 2 Ltd
1
6.250% due 11/20/2051 8,000,000 8,041,258 Cayman Islands 2.5%
Aercap Sukuk Ltd
1
4.500% due 10/03/2029 8,000,000 7,883,863 Cayman Islands 2.5%
Air Lease Corp Sukuk
1
5.850% due 04/01/2028 7,500,000 7,597,784 Cayman Islands 2.4%
BAB USD AT1 Sukuk Ltd
1
6.375% due 01/15/2051 7,000,000 7,027,606 Cayman Islands 2.2%
Emirates REIT Sukuk III
1
7.500% due 12/12/2028 7,000,000 6,979,041 Cayman Islands 2.2%
Boubyan Tier 1 Sukuk Ltd
1
3.950% due 04/01/2049 6,350,000 6,259,930 Cayman Islands 2.0%
Dubai Islamic Bank
1
5.493% due 11/30/2027 5,000,000 5,068,405
United Arab
Emirates
2
1.6%
SIB Tier 1 Sukuk
1
6.125% due 06/04/2050 5,000,000 5,059,370 Cayman Islands 1.6%
Khazanah Global Sukuk
1
4.687% due 06/01/2028 5,000,000 5,026,305 Malaysia 1.6%
Ajman Senior Sukuk Ltd
1
5.125% due 04/30/2030 5,000,000 4,976,515 Cayman Islands 1.5%
Boubyan Sukuk Ltd
1
3.389% due 03/29/2027 4,600,000 4,552,444 Cayman Islands 1.4%
ADIB Capital Invest Three
1
7.250% due 07/18/2070 4,050,000 4,172,679 Cayman Islands 1.3%
Banque Saudi Fransi
1
4.750% due 05/31/2028 4,000,000 3,988,553 Saudi Arabia 1.2%
DIB Tier 1 Sukuk 6
1
5.250% due 10/16/2049 3,980,000 3,955,011 Cayman Islands 1.2%
BSF Sukuk Co Ltd
1
5.375% due 01/21/2030 3,500,000 3,544,580 Cayman Islands 1.1%
Alpha Star HO IX Ltd
1
7.000% due 08/26/2028 3,500,000 3,472,990 United Arab Emirates 1.1%
EI Sukuk Co Ltd
1
5.431% due 05/28/2029 3,000,000 3,039,972 Cayman Islands 0.9%
SIB Sukuk Co III Ltd
1
5.200% due 02/26/2030 2,280,000 2,286,556 Cayman Islands 0.7%
SRC Sukuk Ltd
1
5.000% due 02/27/2028 2,250,000 2,255,720 Cayman Islands 0.7%
EI Sukuk Co Ltd
1
5.059% due 03/25/2030 2,000,000 2,008,740 Cayman Islands 0.6%
Alinma Tier 1 Sukuk Ltd
1
6.500% due 09/06/2049 1,960,000 1,977,201 Cayman Islands 0.6%
Suci Second Invest Co
1
6.250% due 10/25/2033 1,500,000 1,607,948 Cayman Islands 0.5%
QIIB Senior ORYX Ltd
1
5.247% due 01/24/2029 1,500,000 1,519,919 Cayman Islands 0.5%
Suci Second Invest Co
1
4.875% due 05/08/2032 1,500,000 1,485,788 Saudi Arabia 0.5%
Adnoc Murban Sukuk Ltd
1
4.750% due 05/06/2035 1,500,000 1,478,347 United Arab Emirates 0.5%
Alinma Bank
1
6.250% due 09/03/2050 1,100,000 1,099,313 Saudi Arabia 0.3%
Suci Second Invest Co
1
6.000% due 10/25/2028 1,000,000 1,027,093 Cayman Islands 0.3%
SRC Sukuk Ltd
1
5.375% due 02/27/2035 1,000,000 1,014,239 Cayman Islands 0.3%
Suci Second Invest Co
1
5.133% due 01/28/2036 1,000,000 999,387 Cayman Islands 0.3%
Al Rajhi Sukuk
1
6.150% due 01/14/2051 1,000,000 997,118 Saudi Arabia 0.3%
QIIB Tier 1 Sukuk Ltd
1
5.450% due 10/02/2049 1,000,000 991,346 Qatar 0.3%
129,966,764 40.5%

Consolidated Schedule of Investments
As of May 31, 2026
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
22
May 31, 2026
Annual Financial
Continued on next page.
Corporate Sukuk - 80.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Fixed Income
Sharjah Sukuk Program
1
3.234% due 10/23/2029 $ 500,000
$
468,919 Cayman Islands 0.2%
Industrials
DP World Crescent Ltd
1
5.500% due 09/13/2033 6,000,000 6,042,128 Cayman Islands 1.9%
Ma'aden Sukuk Ltd
1
5.250% due 02/13/2030 4,790,000 4,821,185 Cayman Islands 1.5%
DP World Crescent
1
3.750% due 01/30/2030 5,000,000 4,738,937
United Arab
Emirates
2
1.5%
Ma'aden Sukuk Ltd
1
5.500% due 02/13/2035 2,500,000 2,526,751 Cayman Islands 0.8%
EDO Sukuk Ltd
1
5.875% due 09/21/2033 2,000,000 2,093,152 Cayman Islands 0.6%
20,222,153 6.3%
Materials
Equate Sukuk SPC Ltd
1
5.000% due 09/05/2031 8,500,000 8,502,771 United Arab Emirates 2.7%
Real Estate
Dar Al-Arkan Sukuk Co Lt
1
8.000% due 02/25/2029 7,000,000 7,148,729 Cayman Islands 2.2%
Alpha Star Holding
1
8.375% due 04/12/2027 6,550,000 6,589,052 United Arab Emirates 2.0%
Majid Al Futtaim
1
4.638% due 05/14/2029 6,650,000 6,511,125
United Arab
Emirates
2
2.0%
Aldar
1
3.875% due 10/22/2029 6,000,000 5,762,550
United Arab
Emirates
2
1.8%
EMAAR
1
3.700% due 07/06/2031 6,000,000 5,644,614
United Arab
Emirates
2
1.8%
Dar Al-Arkan Sukuk Co Lt
1
7.250% due 07/02/2030 2,500,000 2,513,445 Cayman Islands 0.8%
MAF SUKUK
1
5.000% due 06/01/2033 2,500,000 2,455,993 Cayman Islands 0.8%
36,625,508 11.4%
Utilities
National Central Cooling
1
5.279% due 03/05/2030 7,500,000 7,577,708 United Arab Emirates 2.4%
TNB Global Ventures
1
4.851% due 11/01/2028 4,300,000 4,337,269 Malaysia
2
1.4%
Saudi Electricity Sukuk
1
5.225% due 02/18/2030 3,000,000 3,038,809 Cayman Islands 0.9%
Saudi Electricity Global
1
5.684% due 04/11/2053 2,500,000 2,432,724 Saudi Arabia
2
0.8%
Saudi Electricity Global
1
5.500% due 04/08/2044 2,400,000 2,355,382 Saudi Arabia
2
0.7%
Mazoon Assets Co SAOC
1
5.500% due 02/14/2029 2,140,000 2,167,906 Oman 0.7%
Saudi Electricity Sukuk
1
5.489% due 02/18/2035 2,000,000 2,028,655 Cayman Islands 0.6%
TNB Global Ventures Cap
1
3.244% due 10/19/2026 1,140,000 1,134,058 Malaysia 0.4%
Saudi Electricity Global
1
5.060% due 04/08/2043 500,000 470,071 Saudi Arabia
2
0.1%
25,542,582 8.0%
Total Corporate Sukuk (Cost $260,645,334) $258,835,506 80.7%
Government Sukuk - 12.7% Coupon / Maturity Face Amount Market Value Country
Percentage of
Net Assets
Fixed Income
Hazine Mustesarligi Varl
1
8.509% due 01/14/2029 1,000,000 1,063,639 Turkey 0.3%
Government
Hazine Mustesarligi Varl
1
6.500% due 04/26/2030 8,500,000 8,587,781 Turkey 2.7%
Oman Sovereign Sukuk
1
4.875% due 06/15/2030 5,150,000 5,171,117 Oman 1.6%
Perusahaan Penerbit SBSN
1
5.600% due 11/15/2033 4,000,000 4,095,000 Indonesia 1.3%
KSA Sukuk Ltd
1
4.511% due 05/22/2033 3,500,000 3,423,826 Cayman Islands 1.1%
Perusahaan Penerbit SBSN
1
3.550% due 06/09/2051 4,280,000 2,952,216 Indonesia 0.9%
KSA Sukuk LTD
1
5.250% due 06/04/2034 2,650,000 2,698,696 Cayman Islands 0.8%
Perusahaan Penerbit SBSN
1
2.550% due 06/09/2031 2,700,000 2,428,569 Indonesia 0.8%

Consolidated Schedule of Investments
As of May 31, 2026
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
23
Government Sukuk - 12.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government (continued)
Kingdom of Saudi Arabia
1
4.303% due 01/19/2029 $ 2,200,000 $ 2,185,480 Saudi Arabia
2
0.7%
Perusahaan Penerbit SBSN
1
4.450% due 02/20/2029 2,050,000 2,052,255 Indonesia 0.6%
RAK Capital
1
5.000% due 03/12/2035 1,500,000 1,502,867 Cayman Islands 0.5%
KSA Sukuk LTD
1
5.250% due 06/04/2030 1,250,000 1,274,350 Cayman Islands 0.4%
KSA IJARAH Sukuk Ltd
1
4.875% due 09/09/2035 1,200,000 1,185,669 Cayman Islands 0.4%
Saudi Government Sukuk
1
5.590% due 04/25/2036 4,000,000 1,069,790 Saudi Arabia 0.3%
Saudi Government Sukuk
1
3.900% due 01/23/2029 2,500,000 647,469 Saudi Arabia 0.2%
Sharjah Sukuk Program
1
3.200% due 07/13/2031 500,000 452,457 Cayman Islands 0.1%
39,727,542 12.4%
Total Government Sukuk (Cost $41,539,750) $40,791,181 12.7%
Bank Time Deposits - 0.5% Coupon / Maturity Face Amount Market Value Country
Percentage of
Net Assets
Bank Time Deposits
Kuwait Finance House 0.040% due 08/13/2026 1,500,000 1,500,000 United States 0.5%
Total Bank Time Deposits (Cost $1,500,000) $1,500,000 0.5%
Total investments (Cost $303,685,084) $301,126,687 93.9%
Other assets (net of liabilities) 19,664,882 6.1%
Total net assets $320,791,569 100.0%
1
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2026, the aggregate value of these securities was $299,626,687 representing 93.4% of total net assets.
2
Denotes a country or region of primary exposure
SA: Special Assessment

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2026
Annual Financial
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of May 31, 2026
Assets
Investments in securities, at value
(Cost $303,685,084) $ 301,126,687
Cash 16,495,979
Dividends receivable 3,797,998
Receivable for Fund shares sold 324,922
Prepaid expenses 7,878
Total assets 321,753,464
Liabilities
Payable for Fund shares redeemed 679,686
Accrued advisory fees 135,624
Distributions payable 103,727
Accrued audit expenses 16,016
Accrued retirement plan custody fee 10,040
Accrued 12b-1 distribution fees 9,651
Accrued legal expenses 2,065
Accrued Chief Compliance Officer expenses 354
Accrued other operating expenses 4,732
Total liabilities 961,895
Net assets $320,791,569
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $331,851,406
Total distributable earnings (11,059,837)
Net assets applicable to Fund shares outstanding $320,791,569
Net asset value per Investor Shares AMAPX
Net assets, at value $47,283,786
Shares outstanding 4,844,885
Net asset value, offering and redemption price per
share $9.76
Net asset value per Institutional Shares AMIPX
Net assets, at value $273,507,783
Shares outstanding 27,922,986
Net asset value, offering and redemption price per
share $9.80
Year ended May 31, 2026
Investment income
Sukuk income $ 13,643,776
Miscellaneous income 107
Total investment income 13,643,883
Expenses
Investment advisory fees 1,451,141
12b-1 distribution fees 97,615
Custodian fees 67,717
Filing and registration fees 60,958
Retirement plan custodial fees 22,632
425
Investor Shares 59
450
Institutional Shares 22,573
Audit fees 15,524
Legal fees 15,288
Trustee fees 5,394
Chief Compliance Officer expenses 3,849
Other operating expenses 28,103
Total gross expenses 1,768,221
Less custodian fee credits (67,717)
Net expenses 1,700,504
Net investment income $11,943,379
Net realized loss from investments and foreign
currency $(1,567,810)
Net increase in unrealized depreciation on investments 1,285,337
Net loss on investments (282,473)
Net increase in net assets resulting from operations $11,660,906

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2026
Annual Financial
25
Consolidated Statements of Changes in Net Assets
Year ended May 31, 2026 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $11,943,379 $8,287,495
Net realized loss on investments and foreign currency (1,567,810) (240,580)
Net increase in unrealized appreciation on investments and foreign currency 1,285,337 3,740,587
Net increase in net assets 11,660,906 11,787,502
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (1,469,203) (1,083,820)
450
Net dividend and distribution to shareholders - Institutional Shares (9,905,171) (7,199,705)
Total distributions (11,374,374) (8,283,525)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 21,856,161 13,065,840
450
Institutional Shares 203,738,506 118,045,122
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 1,426,753 1,059,338
450
Institutional Shares 9,631,394 7,077,542
Cost of shares redeemed
425
Investor Shares (10,643,658) (8,763,467)
450
Institutional Shares (162,790,419) (76,155,176)
Total capital shares transactions 63,218,737 54,329,199
Total increase in net assets 63,505,269 57,833,176
Net assets
Beginning of year 257,286,300 199,453,124
End of year $320,791,569 $257,286,300
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 2,216,245 1,341,293
Number of shares issued in reinvestment of dividends and distributions 145,083 108,739
Number of shares redeemed (1,079,408) (900,183)
Net increase in number of shares outstanding 1,281,920 549,849
Institutional Shares (AMIPX)
Number of shares sold 20,576,457 12,052,279
Number of shares issued in reinvestment of dividends and distributions 975,632 723,734
Number of shares redeemed (16,448,149) (7,779,792)
Net increase in number of shares outstanding 5,103,940 4,996,221
– –

Amana Participation Fund:
Consolidated Financial Highlights
The accompanying notes are an integral part of these financial statements.
26
May 31, 2026
Annual Financial
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of period $9.72 $9.54 $9.64 $9.86 $10.42
Income from investment operations
Net investment income
A
0.39 0.35 0.31 0.21 0.18
Net gains (losses) on securities (both realized and unrealized) 0.01 0.17 (0.12) (0.24) (0.57)
Total from investment operations 0.40 0.52 0.19 (0.03) (0.39)
Less distributions
Dividends (from net investment income) (0.36) (0.34) (0.29) (0.19) (0.17)
Total distributions (0.36) (0.34) (0.29) (0.19) (0.17)
Net asset value at end of period $9.76 $9.72 $9.54 $9.64 $9.86
Total Return 4.12% 5.44% 2.01% (0.26)% (3.83)%
Ratios / supplemental data
Net assets ($000), end of year $47,284 $34,639 $28,756 $26,650 $24,722
Ratio of expenses to average net assets
Before  custodian fee credits 0.81% 0.82% 0.83% 0.80% 0.80%
After custodian fee credits 0.79% 0.80% 0.80% 0.78% 0.78%
Ratio of net investment income after custodian fee credits to average net assets 3.96% 3.56% 3.23% 2.11% 1.71%
Portfolio turnover rate 35% 22% 17% 48% 15%
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each year:
Year ended May 31
2026 2025 2024 2023 2022
A A A A A A
Net asset value at beginning of period $9.76 $9.58 $9.68 $9.89 $10.45
Income from investment operations
Net investment income
A
0.41 0.37 0.33 0.23 0.20
Net gains (losses) on securities (both realized and unrealized) 0.01 0.17 (0.12) (0.22) (0.57)
Total from investment operations 0.42 0.54 0.21 0.01 (0.37)
Less distributions
Dividends (from net investment income) (0.38) (0.36) (0.31) (0.22) (0.19)
Total distributions (0.38) (0.36) (0.31) (0.22) (0.19)
Net asset value at end of period $9.80 $9.76 $9.58 $9.68 $9.89
Total Return 4.37% 5.68% 2.26% 0.09% (3.58)%
Ratios / supplemental data
Net assets ($000), end of year $273,508 $222,648 $170,697 $192,060 $187,032
Ratio of expenses to average net assets
Before  custodian fee credits 0.57% 0.59% 0.58% 0.56% 0.56%
After custodian fee credits 0.55% 0.57% 0.56% 0.53% 0.54%
Ratio of net investment income after custodian fee credits to average net assets 4.14% 3.79% 3.45% 2.34% 1.97%
Portfolio turnover rate 35% 22% 17% 48% 15%
A
Calculated using average shares outstanding

(Consolidated with respect to the Amana Participation Fund)
Notes To Financial Statements
May 31, 2026
Annual Financial
27
Note 1 - Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Seven portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994.
The Developing World Fund began operations on September 28,
2009. Institutional Shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015. The Participation Fund is a non-diversified fund. The Trust has three additional series that operate as ETFs and are described and offered in a separate prospectus and have separate shareholder reports: the Amana Equity Income ETF, Amana
Growth ETF, Amana Developing World ETF (each a “Fund” and
together, the “Funds”). All three Funds are non-diversified and began operations on June 24, 2026.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 2).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : Th e smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where

Notes To Financial Statements
(continued)

May 31, 2026
Annual Financial
market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $38,380,300 $– $– $38,380,300
Consumer Staples $142,305,450 $24,185,540 $– $166,490,990
Health Care $441,387,868 $– $– $441,387,868
Industrials $506,595,200 $75,734,834 $– $582,330,034
Materials $122,067,900 $– $– $122,067,900
Technology $746,502,715 $33,577,487 $– $780,080,202
Total Common Stock $1,997,239,433 $133,497,861 $– $2,130,737,294
Total Market Value of Investments $1,997,239,433 $133,497,861 $– $2,130,737,294
Growth Fund
Common Stock
Communications $511,557,300 $– $– $511,557,300
Consumer Discretionary $381,114,100 $– $– $381,114,100
Consumer Staples $112,011,419 $– $– $112,011,419
Health Care $805,755,365 $100,850,678 $– $906,606,043
Industrials $650,197,682 $360,426,408 $– $1,010,624,090
Information Technology $34,808,044 $– $– $34,808,044
Technology $3,403,358,204 $152,054,271 $– $3,555,412,47 5
Total Common Stock $5, 898,802,114 $613,331,357 $– $6,512,133,471
Total Market Value of Investments $5, 898,802,114 $ 613,331,357 $– $6,512,133,471
Developing World Fund
Common Stock
Communications $1,970,400 $5,496,214 $– $7,466,614
Consumer Discretionary $– $1,978,861 $– $1,978,861
Consumer Staples $5,026,534 $17,978,407 $– $23,004,941
Financials $– $6,355,182 $– $6,355,182
Health Care $– $15,526,246 $– $15,526,246
Industrials $– $6,994,360 $– $6,994,360
Materials $27,182,849 $17,595,058 $– $44,777,907
Technology $47,426,950 $42,088,759 $– $89,515,709
Utilities $– $4,629,652 $– $4,629,652
Total Common Stock $81,606,733 $118,642,739 $– $200,249,472
Total Market Value of Investments $81,606,733 $118,642,739 $– $200,249,472
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Annual Financial
29
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Foreign taxes
The Funds may be subject to foreign taxation related to income received, capital gains on sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they.
Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.
When a capital tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
Participation Fund
Bank Time Deposits
1
$– $1,500,000 $– $1,500,000
Corporate Sukuk
1
$– $258,835,506 $– $258,835,506
Government Sukuk
1
$– $40,791,181 $– $40,791,181
Total Market Value of Investments $– $301,126,687 $– $301,126,687
1
See the Schedule of Investments for additional details.
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2026
Annual Financial
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2023 − 2025) or expected to be taken in the Funds’ 2026 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2026 , and have no effect on net assets or NAV per share.
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes; however, the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
The Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund all may invest up to 20% of its total assets in a segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the
Funds’ investment objectives and policies. As of May 31, 2026,
Amana Income Fund , Amana Growth Fund , and Amana Developing
World Fund did not have any investment in the SPV.
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.
Note 3 - Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
Income Fund Growth Fund
Distributable earnings
$(76,666,732) $(277,566,108)
Paid-in Capital
$76,666,732 $277,566,108
Developing
World Fund
Participation
Fund
Distributable earnings
$(3,217,909) $89
Paid-in Capital
$3,217,909 $(89)
Inception Date
of SPV
SPV Net Assets
at May 31, 2026
% of Fund Net
Assets at May
31, 2026
Amana SPV January 21, 2019 $70,681,980 22.0%
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2026
Annual Financial
31
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal year ended May 31, 2026 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal year ended May 31, 2026 , the Funds paid the following distribution fees to SBS:
For the fiscal year ended May 31, 2026, Saturna Capital spent an additional $3,999,548 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended May
31, 2026 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane K. Carten serves as a trustee and president of the Trust. She is not compensated by the Trust. For the fiscal year ended May 31,
2026, the Funds paid trustee compensation expenses of $69,000, which is included in the $125,205 of total expenses incurred for the
Independent Trustees.
On May 31, 2026, the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended May 31, 2026 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Advisory Fees
100
Income Fund $15,166,831
200
Growth Fund $33,998,135
300
Developing World Fund $1,309,333
400
Participation Fund $1,451,141
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $2,142,918
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $6,703,140
250
Growth Fund Institutional Shares (AMIGX) n/a
325
Developing World Fund Investor Shares (AMDWX) $126,376
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $97,615
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $80
150
Income Fund Institutional Shares (AMINX) $70,856
225
Growth Fund Investor Shares (AMAGX) $490
250
Growth Fund Institutional Shares (AMIGX) $109,816
325
Developing World Fund Investor Shares (AMDWX) $40
350
Developing World Fund Institutional Shares (AMIDX) $27,331
425
Participation Fund Investor Shares (AMAPX) $59
450
Participation Fund Institutional Shares (AMIPX) $22,573
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.02%
150
Income Fund Institutional Shares (AMINX) 0.57%
225
Growth Fund Investor Shares (AMAGX) 0.02%
250
Growth Fund Institutional Shares (AMIGX) 0.19%
325
Developing World Fund Investor Shares (AMDWX) 0.14%
350
Developing World Fund Institutional Shares (AMIDX) 0.49%
425
Participation Fund Investor Shares (AMAPX) 0.20%
450
Participation Fund Institutional Shares (AMIPX) 0.26%
Chief Compliance Officer
100
Income Fund $31,425
200
Growth Fund $88,756
300
Developing World Fund $2,213
400
Participation Fund $3,849
Note 3 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

May 31, 2026
Annual Financial
Note 4 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
May 31, 2026 and May 31, 2025 , were as follows:
Note 5 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2026 , were as follows:
As of May 31, 2026 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2026 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
1 Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year
During the year ended May 31, 2026, Growth Fund utilized
$12,248,438 of short and long term capital loss carry forward.
Income Fund May 31, 2026 May 31, 2025
Ordinary Income $15,111,181 $16,174,139
Long-term capital gain
1
$99,724,311 $90,259,538
Growth Fund May 31, 2026 May 31, 2025
Ordinary Income $6,070,076 $2,822,055
Long-term capital gain
1
$– $211,417,587
Developing World Fund May 31, 2026 May 31, 2025
Ordinary Income $1,841,155 $968,012
Long-term capital gain
1
$2,651,124 $–
Participation Fund May 31, 2026 May 31, 2025
Ordinary Income $11,374,374 $8,283,525
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Income Fund Growth Fund
Cost of investments $725,311,144 $2,060,722,172
Gross tax unrealized appreciation $1,459,534,035 $4,474,201,362
Gross tax unrealized depreciation $(54,107,885) $(22,790,063)
Net tax unrealized appreciation $1,405,426,150 $4,451,411,299
Developing
World Fund
Participation
Fund
Cost of investments $125,969,280 $303,685,084
Gross tax unrealized appreciation $83,344,336 $760,655
Gross tax unrealized depreciation $(9,064,144) $(3,319,053)
Net tax unrealized appreciation
(depreciation) $74,280,192 $(2,558,397)
Income Fund
Undistributed ordinary income $1,816,845
Accumulated capital gains $47,692,810
Tax accumulated earnings $49,509,655
Unrealized Appreciation $1,405,426,145
Other unrealized accumulated losses $(256,583)
Total accumulated earnings $1,454,679,217
Growth Fund
Undistributed ordinary income $7,569,163
Accumulated capital gains $262,186,940
Tax accumulated earnings $269,756,103
Unrealized Appreciation $4,451,419,225
Other unrealized accumulated losses $(164,604)
Total accumulated earnings $4,721,010,724
Developing World Fund
Undistributed ordinary income $771,403
Accumulated capital and other losses $(1,475,961)
Tax accumulated earnings $(704,558)
Unrealized Appreciation $74,294,372
Unrealized non-U.S. taxes $(76,091)
Other unrealized accumulated losses $(23,455)
Total accumulated earnings $73,490,268
Participation Fund
Accumulated capital and other losses $(7,487,055)
Tax accumulated earnings $(7,487,055)
Unrealized Depreciation $(2,558,397)
Other unrealized accumulated losses $(1,014,385)
Total accumulated earnings $(11,059,837)
Developing
World Fund
Participation
Fund
Short term loss carryforward $284,190 $2,028,653
Long term loss carryforward $1,191,771 $5,458,402
Total Capital loss carryforward $1,475,961 $7,487,055
Post-October loss deferral
1
$23,455 $1,024,911
Total accumulated losses $1,499,416 $8,511,966

Notes To Financial Statements
(continued)
May 31, 2026
Annual Financial
33
In the reporting period, the Fund adopted FASB Accounting
Standards Update 2023-09, Income Taxes (Topic 740) —
Improvements to Income Tax Disclosures (ASU 2023-09), which
enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. For the tax year ended May 31,
2026, the below shows foreign taxes paid:
Amana Participation did not have tax to report at the year end of
May 31, 2026.
Note 6 - Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal year ended May 31, 2026 , were as follows:
During the fiscal year ended May 31, 2026 , the Funds’ redemptions in-kind were as follows:
During the fiscal year ended May 31, 2026, the Fund had the
following in-kind redemption transactions related to the Reflow program as outlined in Note 2:
Note 7 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended May 31, 2026 , such reductions were as follows:
Note 8 - Subsequent Events
There were no events or transactions during the period that
materially impacted the amounts or disclosures in the Funds’
financial statements.
Income Fund
U.S. Federal Taxes $-
Income Taxes paid by foreign jurisdictions
Canada 151,690
France 237,585
Japan 70,007
Switzerland 189,969
Taiwan Province Of China 541,299
United Kingdom 11,235
Foreign tax subtotal $1,201,785
Total paid for income taxes (net of refunds) $1,201,785
Growth Fund
U.S. Federal Taxes $-
Income Taxes paid by foreign jurisdictions
Denmark 476,177
France 296,757
Italy 319,443
Japan 63,915
Netherlands 402,928
Taiwan Province Of China 841,906
United Kingdom 15,900
Foreign tax subtotal $2,417,026
Total paid for income taxes (net of refunds) $2,417,026
Developing World Fund
U.S. Federal Taxes $-
Income Taxes paid by foreign jurisdictions
Brazil 6,740
Canada 31,605
Chile 39,192
India 27,288
Indonesia 29,823
Japan 3,517
Korea Republic Of 14,837
Mexico 25,561
Netherlands 6,834
Philippines 54,527
Saudi Arabia 22,672
South Africa 18,492
Taiwan Province Of China 73,910
Thailand 17,128
Turkey 53,382
United Kingdom 3,383
Foreign tax subtotal $428,891
Total paid for income taxes (net of refunds) $428,891
Purchases Sales
100
Income Fund $203,348,430 $195,845,080
200
Growth Fund $702,441,018 $690,959,342
300
Developing World Fund $46,277,704 $21,914,461
400
Participation Fund $166,876,253 $93,889,603
Purchases Sales
100
Income Fund $– $98,250,792
200
Growth Fund $– $318,890,068
300
Developing World Fund $– $4,304,488
Income Fund Growth Fund
Shares 1,450,331 3,659,453
Value of Securities $98,250,792 $318,890,068
Cash $5,067,909 $13,890,699
Total Amount $103,318,701 $332,780,767
Realized Gains $76,666,732 $277,566,108
Developing
World Fund
Shares 284,635
Value of Securities $4,304,488
Cash $143,902
Total Amount $4,448,390
Realized Gains $3,217,909
Custodian Fee Credits
100
Income Fund $103,063
200
Growth Fund $332,669
300
Developing World Fund $137,224
400
Participation Fund $67,718
Note 5 - Federal Income Taxes
(continued)

Report of Independent Registered Public Accounting Firm

May 31, 2026
Annual Financial
To the Shareowners of the Amana Mutual Funds Trust
and Board of Trustees of
Amana Mutual Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Amana Income Fund, the Amana Growth Fund, the Amana Developing World Fund, (collectively along with the Amana
Participation Fund) (the “Funds”), each a series of Amana Mutual Funds Trust (the “Trust”), including the schedules of investments, as of May 31, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”).
We have also audited the accompanying consolidated statement of assets and liabilities of the Amana
Participation Fund, a series of Amana Mutual Funds Trust, including the consolidated schedule of investments, as of May 31, 2026, the related consolidated statement of operations, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated in the table below, and the related consolidated notes (collectively referred to as the
“consolidated financial statements”).
In our opinion, the financial statements and consolidated financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and the consolidated financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
Funds Statement of Operations Statements of Changes in
Net Assets
Financial Highlights
Amana Income Fund,
Amana Growth Fund,
Amana Developing World
Fund
For the year ended
May 31, 2026
For each of the two years in
the period ended May 31,
2026 and 2025
For each of the five years in
the period then ended
Fund Consolidated Statement
Of Operations
Consolidated Statements
Of Changes In Net Assets
Consolidated Financial
Highlights
Amana Participation Fund For the year ended May 31,
2026
For each of the two years in
the period ended May 31,
2026 and 2025
For each of the five years
in the period then ended

Report of Independent Registered Public Accounting Firm
May 31, 2026
Annual Financial
35
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and consolidated financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.
Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 30, 2026

Form N-CSR Items 8-11

May 31, 2026
Annual Financial
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

May 31, 2026
Annual Financial

Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

SATURNA CAPITAL

AMANA FUNDS

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	UMB Bank Kansas City, MO
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

July 30, 2026
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:

/s/Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

July 30, 2026
Date

By:

/s/ Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

July 30, 2026
Date